UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 4906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	4/30/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

ANNUAL REPORT April 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm
39	Important Tax Information
40	Board Members Information
42	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Connecticut Fund, covering the 12-month period from May 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to benefit from positive supply-and-demand factors during the reporting period, enabling them to avoid some of the volatility affecting their taxable fixed-income counterparts.The supply of newly issued tax-exempt bonds remained muted when issuers responded to political pressure by reducing spending and borrowing, while demand remained robust from individual and institutional investors seeking competitive after-tax yields in a low interest-rate environment. Consequently, municipal bonds produced higher after-tax returns, on average, than most other fixed-income market sectors for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through April 30, 2012, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2012, the Class A, Class C, Class I and Class Z shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 12.07%, 11.25%, 12.38% and 12.31%, respectively.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Connecticut, achieved a total return of 11.36% for the same period.2

Falling long-term interest rates and favorable supply-and-demand factors fueled strong performance among municipal bonds over the reporting period. The fund produced returns that were roughly in line with its benchmark, as a relatively long duration enabled it to participate more fully in gains posted by longer term securities.

As a side note, Jeffrey Burger has served as a primary portfolio manager of the fund since February 2012.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Connecticut state income taxes. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

obligation and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Municipal Bonds Rallied as Economic Concerns Eased

The reporting period began amid deteriorating investor sentiment as U.S. economic data proved disappointing and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing. In addition, Greece appeared headed for default on its sovereign debt, and the crisis threatened other European nations. These worries intensified over the summer of 2011, culminating in the downgrade of one agency’s credit rating of long-term U.S. government debt. Investors responded by flocking to traditional safe havens, driving long-term interest rates lower.

Better macroeconomic news cheered investors in the fall, and they responded by reaching for higher levels of income from riskier market sectors and credit-rating categories. As a result, municipal bonds that had been punished during the downturn led the market rebound, while higher quality bonds generally lagged market averages.Although stronger economic growth typically would support higher interest rates, longer term interest rates remained low due to Operation Twist, a stimulative program from the Federal Reserve Board (the “Fed”) involving massive purchases of long-term U.S.Treasury securities.

Positive supply-and-demand forces also buoyed municipal bond prices. New issuance volumes fell sharply in 2011 after a flood of new supply in late 2010, and political pressure subsequently led to austerity programs and reduced borrowing for capital projects. Meanwhile, demand remained robust from individual and institutional investors.

From a credit quality perspective, Connecticut’s economy has continued to struggle, mainly due to its dependence on the financial services industry. However, tax receipts have trended upwards, and the state cut spending, helping to ease fiscal concerns.

Longer Maturities Supported Relative Performance

The fund participated fully in the market’s gains over the reporting period due to a relatively long average duration during a time of falling long-term interest rates. In addition, overweighted exposure to revenue-

4

backed bonds, and an underweighted position in general obligation bonds, buoyed relative performance when investors reached for higher yields. More specifically, the fund benefited from municipal bonds issued on behalf of hospitals and industrial development projects. The fund’s holdings of Puerto Rico bonds, which are exempt from Connecticut state taxes, also fared well, as did overweighted exposure to securities with BBB credit ratings.

On the other hand, the fund’s relative performance was undermined to a degree by overweighted positions in bonds issued on behalf of housing projects.

Prepared for a Changing Market Environment

We have been encouraged by recently improved data, but the U.S. and Connecticut economies remain vulnerable to unexpected shocks and uncertainty regarding future Fed policy. In addition, we believe that higher yielding bonds have become more richly valued after recent rallies. Consequently, we have placed greater emphasis on higher quality bonds backed by revenues from essential municipal services, and we intend to reduce the fund’s sensitivity to interest-rate risks by trimming its holdings of bonds with early redemption provisions that could be exercised over the next several years. In our judgment, these are prudent strategies as economic and market conditions continue to evolve.

May 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-
Connecticut residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

† Source: Lipper Inc.
†† The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 12/15/08 (the inception date for Class I shares).
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class C and Class I shares of Dreyfus State
Municipal Bond Funds, Dreyfus Connecticut Fund on 4/30/02 to a $10,000 investment made in the Barclays
Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund invests primarily in Connecticut municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.
Performance for Class Z shares will vary from the performance of Class A, Class C and Class I shares shown above due to differences in charges and expenses.The Index is not limited to investments principally in Connecticut municipal
obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/12
	Inception				From
	Date	1Year	5 Years	10 Years	Inception
Class A shares
with maximum sales charge (4.5%)	5/28/87	7.07%	3.78%	4.08%	—
without sales charge	5/28/87	12.07%	4.74%	4.56%	—
Class C shares
with applicable redemption charge †	8/15/95	10.25%	3.95%	3.77%	—
without redemption	8/15/95	11.25%	3.95%	3.77%	—
Class I shares	12/15/08	12.38%	4.90%††	4.65%††	—
Class Z shares	5/30/07	12.31%	—	—	5.07%
Barclays Municipal Bond Index	5/31/07	11.36%	5.60%	5.38%	5.79%†††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 12/15/08 (the inception date for Class I shares).
†††	The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of
5/31/07 is used as the beginning value on 5/30/07 (the inception date for Class Z shares).

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.65	$8.52	$3.38	$3.58
Ending value (after expenses)	$1,057.30	$1,052.60	$1,057.80	$1,057.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.57	$8.37	$3.32	$3.52
Ending value (after expenses)	$1,020.34	$1,016.56	$1,021.58	$1,021.38

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.67% for Class C, .66% for
Class I and .70% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
April 30, 2012

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.6%	Rate (%)	Date	Amount ($)		Value ($)
Connecticut—77.2%
Connecticut,
GO	5.00	12/1/16	5,000,000		5,932,100
Connecticut,
GO	5.00	12/15/22	1,855,000		2,171,092
Connecticut,
GO	5.00	4/15/24	2,500,000		2,897,500
Connecticut,
GO	5.00	11/1/27	2,000,000		2,344,200
Connecticut,
GO	5.00	11/1/28	3,000,000		3,507,750
Connecticut,
GO	5.00	11/1/28	5,000,000		5,905,350
Connecticut,
GO	5.00	11/1/31	5,000,000		5,837,250
Connecticut,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	10/15/12	3,500,000	[a]	3,576,580
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	12/1/21	5,000,000		6,279,150
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	11/1/22	5,000,000		6,072,050
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,395,000		4,241,543
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.38	7/1/12	2,000,000	[a]	2,017,500
Connecticut,
State Revolving Fund
General Revenue	5.00	1/1/23	1,250,000		1,553,275

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,481,539
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.38	12/1/18	1,800,000	1,820,520
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.25	12/1/20	1,765,000	1,953,661
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.75	12/1/23	1,000,000	1,021,190
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	4.38	9/1/28	3,000,000	3,162,150
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	5.95	9/1/28	4,445,000	4,482,960
Connecticut Development Authority,
Solid Waste Disposal Facility
Revenue (PSEG Power LLC Project)	5.75	11/1/37	9,250,000	9,288,572
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	4,500,000	5,072,175
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project) (Insured; XLCA)	5.10	9/1/37	6,550,000	6,618,054
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group)	5.00	11/15/40	12,000,000	12,932,280
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000	1,476,774

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000	1,542,546
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000	4,276,320
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/35	2,000,000	2,185,460
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/40	2,500,000	2,711,600
Connecticut Health and Educational
Facilities Authority,
Revenue (Greenwich
Academy Issue) (Insured;
Assured Guaranty
Municipal Corp.)	5.25	3/1/32	10,880,000	14,885,363
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/32	1,000,000	1,074,880
Connecticut Health and
Educational Facilities
Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	3,500,000	3,563,910
Connecticut Health and Educational
Facilities Authority, Revenue
(Lawrence and Memorial
Hospital Issue)	5.00	7/1/31	1,000,000	1,077,270
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	2,268,270
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/19	2,000,000	2,273,200

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	5,000,000	5,620,600
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/37	2,000,000	2,124,560
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	5.38	7/1/31	1,000,000	1,087,410
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/33	5,000,000	5,365,350
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	6,750,000	7,252,605
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus
Hospital Issue) (Insured;
Assured Guaranty
Municipal Corp.)	5.25	7/1/23	2,000,000	2,264,280
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,000,000	1,076,530
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,330,910
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,070,000	5,118,723
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/35	5,000,000	5,571,900

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/39	6,500,000	7,165,405
Connecticut Health and Educational
Facilities Authority, Revenue
(Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000	1,092,980
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/40	5,000,000	5,528,050
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital Issue)	5.75	7/1/34	4,000,000	4,673,160
Connecticut Health and
Educational Facilities
Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	2,500,000	2,654,650
Connecticut Health and Educational
Facilities Authority, State
Supported Child Care Revenue	5.00	7/1/25	1,490,000	1,687,052
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.50	11/15/20	1,670,000	1,690,758
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.80	11/15/22	3,675,000	3,854,413
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/21	3,190,000	3,337,761
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.45	11/15/29	4,550,000	4,553,685
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/35	2,475,000	2,504,650

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	2,500,000	2,583,325
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut Project)	5.50	11/15/15	1,000,000	1,009,140
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut Project)	5.50	11/15/15	3,250,000	3,279,705
Connecticut Transmission Municipal
Electric Energy Cooperative,
Transmission System Revenue	5.00	1/1/42	3,000,000	3,313,170
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	1,795,000	1,800,959
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	7,025,200
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/37	1,800,000	1,909,584
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/30	5,000,000	5,494,900
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	2,000,000	2,169,300
Greenwich Housing Authority,
MFHR (Greenwich
Close Apartments)	6.25	9/1/17	3,285,000	3,170,813

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Hamden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/14	5,000	5,559
Hartford,
GO	5.00	7/15/16	1,775,000	2,030,600
Hartford,
GO	5.00	4/1/17	2,325,000	2,687,723
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/32	850,000	938,426
Meriden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/16	2,090,000	2,462,522
New Britain,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000	5,632,245
New Haven,
GO	5.00	3/1/17	1,425,000	1,646,773
New Haven,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	3/1/29	1,000,000	1,100,340
South Central Connecticut Regional
Water Authority, Water
System Revenue	5.00	8/1/31	3,940,000	4,485,296
South Central Connecticut Regional
Water Authority, Water
System Revenue	5.00	8/1/33	4,000,000	4,525,840
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000	2,562,680
South Central Connecticut
Regional Water Authority,
Water System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/31	2,000,000	2,214,340
Stamford,
GO	5.00	7/1/21	4,410,000	5,636,377
University of Connecticut,
GO	5.00	2/15/25	1,000,000	1,163,440

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
University of Connecticut,
GO	5.00	2/15/27	1,000,000		1,149,440
University of Connecticut,
GO	5.00	2/15/28	1,000,000		1,142,140
University of Connecticut,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/15/24	1,225,000		1,343,360
U.S. Related—22.4%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000		2,999,760
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	[b]	866,280
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,062,010
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	795,000		796,670
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.45	5/15/16	1,445,000		1,706,632
Guam Power Authority,
Revenue	5.50	10/1/30	1,750,000		1,809,448
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	750,000		768,870
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	2,000,000		2,007,220
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	1,000,000		1,000,710
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	6,000,000		6,358,740
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000		1,586,325

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Commonwealth, Public
Improvement GO (Insured; FGIC)	5.50	7/1/16	3,270,000		3,651,217
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/13	6,500,000		6,809,530
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	4,925,000		5,286,003
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		5,251,950
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	3,000,000		3,058,650
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Prerefunded)	5.50	7/1/16	5,000,000	[a]	6,052,150
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	2,400,000		2,471,808
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/33	7,750,000		8,183,303
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000	[b]	1,358,610
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,500,000		1,605,765
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	4,000,000		4,580,000

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,450,000	3,897,810
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	6.38	10/1/19	4,550,000	4,565,106
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund
Loan Note)	5.00	10/1/25	5,000,000	5,378,350

Total Investments (cost $347,362,449)			99.6%	369,655,580

Cash and Receivables (Net)			.4%	1,455,911

Net Assets			100.0%	371,111,491

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

18

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	19

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	8.6
AA		Aa		AA	38.7
A		A		A	20.2
BBB		Baa		BBB	26.6
BB		Ba		BB	2.6
Not Rated[c]		Not Rated[c]		Not Rated[c]	3.3
					100.0

† Based on total investments.
c Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2012

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			347,362,449	369,655,580
Cash				1,179,394
Interest receivable				5,439,070
Receivable for shares of Beneficial Interest subscribed				487,746
Prepaid expenses				18,119
				376,779,909
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				257,414
Payable for investment securities purchased				4,535,120
Payable for shares of Beneficial Interest redeemed				805,356
Accrued expenses				70,528
				5,668,418
Net Assets ($)				371,111,491
Composition of Net Assets ($):
Paid-in capital				348,665,764
Accumulated net realized gain (loss) on investments				152,596
Accumulated net unrealized appreciation
(depreciation) on investments				22,293,131
Net Assets ($)				371,111,491

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z
Net Assets ($)	227,398,068	15,823,139	12,998,642	114,891,642
Shares Outstanding	18,600,936	1,296,360	1,063,305	9,400,052
Net Asset Value Per Share ($)	12.23	12.21	12.22	12.22

See notes to financial statements.

The Fund	21

STATEMENT OF OPERATIONS
Year Ended April 30, 2012

Investment Income ($):
Interest Income	16,311,795
Expenses:
Management fee—Note 3(a)	1,950,631
Shareholder servicing costs—Note 3(c)	806,918
Distribution fees—Note 3(b)	121,739
Professional fees	75,523
Registration fees	41,130
Custodian fees—Note 3(c)	31,180
Trustees’ fees and expenses—Note 3(d)	20,920
Prospectus and shareholders’ reports	19,400
Loan commitment fees—Note 2	5,186
Miscellaneous	36,337
Total Expenses	3,108,964
Less—reduction in fees due to earnings credits—Note 3(c)	(185)
Net Expenses	3,108,779
Investment Income—Net	13,203,016
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,113,866
Net unrealized appreciation (depreciation) on investments	25,971,421
Net Realized and Unrealized Gain (Loss) on Investments	27,085,287
Net Increase in Net Assets Resulting from Operations	40,288,303
See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2012[a]	2011
Operations ($):
Investment income—net	13,203,016	14,619,028
Net realized gain (loss) on investments	1,113,866	2,161,819
Net unrealized appreciation
(depreciation) on investments	25,971,421	(14,329,203)
Net Increase (Decrease) in Net Assets
Resulting from Operations	40,288,303	2,451,644
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(8,104,790)	(9,119,939)
Class B Shares	(3,566)	(22,199)
Class C Shares	(473,633)	(555,814)
Class I Shares	(324,165)	(308,745)
Class Z Shares	(4,260,884)	(4,562,009)
Total Dividends	(13,167,038)	(14,568,706)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	14,060,787	10,559,528
Class B Shares	473	620
Class C Shares	916,850	2,490,158
Class I Shares	7,663,190	5,830,927
Class Z Shares	7,463,443	5,066,925
Dividends reinvested:
Class A Shares	5,718,231	6,139,560
Class B Shares	2,149	15,439
Class C Shares	355,214	443,327
Class I Shares	120,150	84,186
Class Z Shares	3,252,196	3,375,833
Cost of shares redeemed:
Class A Shares	(24,394,934)	(40,179,377)
Class B Shares	(365,169)	(779,713)
Class C Shares	(3,017,366)	(4,478,346)
Class I Shares	(1,672,086)	(4,691,453)
Class Z Shares	(10,303,509)	(11,523,718)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(200,381)	(27,646,104)
Total Increase (Decrease) in Net Assets	26,920,884	(39,763,166)
Net Assets ($):
Beginning of Period	344,190,607	383,953,773
End of Period	371,111,491	344,190,607

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS (continued)

		Year Ended April 30,
	2012[a]	2011
Capital Share Transactions:
Class Ab
Shares sold	1,168,015	911,610
Shares issued for dividends reinvested	481,247	531,948
Shares redeemed	(2,059,435)	(3,515,669)
Net Increase (Decrease) in Shares Outstanding	(410,173)	(2,072,111)
Class Bb
Shares sold	41	54
Shares issued for dividends reinvested	184	1,328
Shares redeemed	(31,199)	(67,082)
Net Increase (Decrease) in Shares Outstanding	(30,974)	(65,700)
Class C
Shares sold	76,190	214,017
Shares issued for dividends reinvested	30,001	38,434
Shares redeemed	(254,511)	(391,724)
Net Increase (Decrease) in Shares Outstanding	(148,320)	(139,273)
Class I
Shares sold	634,801	499,896
Shares issued for dividends reinvested	9,969	7,275
Shares redeemed	(139,098)	(415,567)
Net Increase (Decrease) in Shares Outstanding	505,672	91,604
Class Z
Shares sold	622,167	437,420
Shares issued for dividends reinvested	273,823	292,626
Shares redeemed	(871,874)	(1,010,115)
Net Increase (Decrease) in Shares Outstanding	24,116	(280,069)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended April 30, 2012, 6,687 Class B shares representing $78,217 were automatically converted to 6,685 Class A shares and during the period ended April 30, 2011, 24,420 Class B shares representing
$285,875 were automatically converted to 24,408 Class A shares.

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	11.32	11.68	11.16	11.55	11.87
Investment Operations:
Investment income—net[a]	.44	.45	.47	.47	.48
Net realized and unrealized
gain (loss) on investments	.91	(.36)	.52	(.39)	(.30)
Total from Investment Operations	1.35	.09	.99	.08	.18
Distributions:
Dividends from investment income—net	(.44)	(.45)	(.47)	(.47)	(.48)
Dividends from net realized
gain on investments	—	—	—	—	(.02)
Total Distributions	(.44)	(.45)	(.47)	(.47)	(.50)
Net asset value, end of period	12.23	11.32	11.68	11.16	11.55
Total Return (%)[b]	12.07	.75	8.98	.86	1.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	.91	.90	.93	1.10
Ratio of net expenses
to average net assets	.91	.91	.90	.93	1.09
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	—	.02	.20
Ratio of net investment income
to average net assets	3.69	3.90	4.07	4.29	4.12
Portfolio Turnover Rate	13.77	17.05	11.42	26.41	44.96
Net Assets, end of period ($ x 1,000)	227,398	215,132	246,190	238,183	248,300

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class C Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	11.30	11.66	11.14	11.53	11.85
Investment Operations:
Investment income—net[a]	.35	.36	.38	.39	.39
Net realized and unrealized
gain (loss) on investments	.91	(.36)	.52	(.39)	(.30)
Total from Investment Operations	1.26	—	.90	—	.09
Distributions:
Dividends from investment income—net	(.35)	(.36)	(.38)	(.39)	(.39)
Dividends from net realized
gain on investments	—	—	—	—	(.02)
Total Distributions	(.35)	(.36)	(.38)	(.39)	(.41)
Net asset value, end of period	12.21	11.30	11.66	11.14	11.53
Total Return (%)[b]	11.25	(.01)	8.17	.09	.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.67	1.67	1.66	1.69	1.86
Ratio of net expenses
to average net assets	1.67	1.66	1.66	1.68	1.85
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	—	.02	.20
Ratio of net investment income
to average net assets	2.94	3.14	3.30	3.53	3.35
Portfolio Turnover Rate	13.77	17.05	11.42	26.41	44.96
Net Assets, end of period ($ x 1,000)	15,823	16,322	18,466	15,045	12,640

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

26

		Year Ended April 30,
Class I Shares	2012	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	11.31	11.68	11.16	10.13
Investment Operations:
Investment income—net[b]	.46	.48	.44	.19
Net realized and unrealized
gain (loss) on investments	.92	(.37)	.58	1.03
Total from Investment Operations	1.38	.11	1.02	1.22
Distributions:
Dividends from investment income—net	(.47)	(.48)	(.50)	(.19)
Net asset value, end of period	12.22	11.31	11.68	11.16
Total Return (%)	12.38	.92	9.27	12.10[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.65	.63	.70	.64[d]
Ratio of net expenses
to average net assets	.65	.63	.65	.63[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	—	.02
Ratio of net investment income
to average net assets	3.90	4.16	4.30	4.70[d]
Portfolio Turnover Rate	13.77	17.05	11.42	26.41
Net Assets, end of period ($ x 1,000)	12,999	6,309	5,441	11

a	From December 15, 2008 (commencement of initial offering) to April 30, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class Z Shares	2012	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	11.31	11.67	11.16	11.55	11.79
Investment Operations:
Investment income—net[b]	.46	.48	.49	.49	.46
Net realized and unrealized
gain (loss) on investments	.91	(.37)	.51	(.39)	(.22)
Total from Investment Operations	1.37	.11	1.00	.10	.24
Distributions:
Dividends from investment income—net	(.46)	(.47)	(.49)	(.49)	(.46)
Dividends from net realized
gain on investments	—	—	—	—	(.02)
Total Distributions	(.46)	(.47)	(.49)	(.49)	(.48)
Net asset value, end of period	12.22	11.31	11.67	11.16	11.55
Total Return (%)	12.31	.97	9.11	1.03	2.04[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71	.70	.70	.76	.94[d]
Ratio of net expenses
to average net assets	.71	.70	.70	.76	.93[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	—	.02	.20
Ratio of net investment income
to average net assets	3.89	4.11	4.27	4.46	4.31[d]
Portfolio Turnover Rate	13.77	17.05	11.42	26.41	44.96
Net Assets, end of period ($ x 1,000)	114,892	106,076	112,728	108,416	118,444

a As of the close of business on May 30, 2007 (commencement of initial offering) to April 30, 2008.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers six series including the Dreyfus Connecticut Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Class B shares were subject to a CDSC imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years. The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class)

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

30

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	369,655,580	—	369,655,580

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair

32

value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $323,589, undistributed ordinary income $19,021, undistributed capital gains $64,016 and unrealized appreciation $22,362,690.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2012 and April 30, 2011 were as follows: tax exempt income $13,167,038 and $14,528,279 and ordinary income $0 and $40,427, respectively.

During the period ended April 30, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $35,978, increased accumulated net realized gain (loss) on investments by $31,845 and increased paid-in capital by $4,133. Net assets and net asset value per share were not affected by this reclassification.

34

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2012, the Distributor retained $16,343 from commissions earned on sales of the fund’s Class A shares and $6,220 and $992 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares paid and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class B and Class C shares were charged $669 and $121,070, respectively, pursuant to the Plan.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class B shares paid the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A, Class B and Class C shares were charged $550,648, $334, and $40,356, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2012, Class Z shares were charged $53,205 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $82,366 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

36

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $7,624 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $185.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $31,180 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $6,687 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $166,543, Rule 12b-1 distribution plan fees $9,548, shareholder services plan fees $49,618, custodian fees $10,376, chief compliance officer fees $2,122 and transfer agency per account fees $19,207.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2012, amounted to $54,111,690 and $47,968,158, respectively.

At April 30, 2012, the cost of investments for federal income tax purposes was $347,292,890; accordingly, accumulated net unrealized appreciation on investments was $22,362,690, consisting of $23,740,656 gross unrealized appreciation and $1,377,966 gross unrealized depreciation.

The Fund	37

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2012

38

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2012 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Connecticut residents, Connecticut personal income taxes).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2012 calendar year on Form 1099-DIV which will be mailed in early 2013.

The Fund	39

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
Clifford L. Alexander, Jr. (78)
Board Member (1986)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 42
———————
David W. Burke (76)
Board Member (2007)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 74
———————
Peggy C. Davis (69)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 50

40

Diane Dunst (72)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques
No. of Portfolios for which Board Member Serves: 17
———————
Ernest Kafka (79)
Board Member (1986)
Principal Occupation During Past 5Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents
(1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
No. of Portfolios for which Board Member Serves: 17
———————
Nathan Leventhal (69)
Board Member (1989)
Principal Occupation During Past 5Years:
• Commissioner, NYC Planning Commission (March 2007-November 2011)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 40
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Warren B. Rudman, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund	41

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 72 investment companies (comprised of 156 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

42

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (73 investment companies, comprised of 183 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.

He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor. From March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 69 investment companies (comprised of 179 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 2011.

The Fund	43

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus State
Municipal Bond Funds,
Dreyfus Maryland Fund

ANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
22	Financial Highlights
24	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
35	Important Tax Information
36	Board Members Information
38	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Maryland Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Maryland Fund, covering the 12-month period from May 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to benefit from positive supply-and-demand factors during the reporting period, enabling them to avoid some of the volatility affecting their taxable fixed-income counterparts.The supply of newly issued tax-exempt bonds remained muted when issuers responded to political pressure by reducing spending and borrowing, while demand remained robust from individual and institutional investors seeking competitive after-tax yields in a low interest-rate environment. Consequently, municipal bonds produced higher after-tax returns, on average, than most other fixed-income market sectors for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through April 30, 2012, as provided by Jeffrey Burger and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2012, the Class A and Class C shares of Dreyfus Maryland Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 10.56% and 9.70%, respectively.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Maryland, achieved a total return of 11.36% for the same period.2

Falling long-term interest rates and favorable supply-and-demand factors fueled strong performance among municipal bonds over the reporting period.The fund’s returns were lower than its benchmark, as a relatively short duration posture prevented the fund from participating more fully in gains posted by longer-term securities.

As a side note, David Belton has served as a primary portfolio manager of the fund since February 2012.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Maryland state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Maryland state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among various sectors, such as pre-refunded, general obligation and

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Municipal Bonds Rallied as Economic Concerns Eased

The reporting period began amid deteriorating investor sentiment as U.S. economic data proved disappointing, and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing. In addition, Greece appeared headed for default on its sovereign debt, and the crisis threatened other European nations.These worries intensified over the summer of 2011, culminating in the downgrade of one agency’s credit-rating of long-term U.S. government debt. Investors responded by flocking to traditional safe havens, driving long-term interest rates lower.

Better macroeconomic news cheered investors in the fall, and they responded by reaching for higher levels of income from riskier market sectors and credit-rating categories. As a result, municipal bonds that had been punished during the downturn led the market rebound, while higher-quality bonds generally lagged market averages. While stronger economic growth typically would support higher interest rates, longer-term interest rates remained low due to Operation Twist, a stimulative program from the Federal Reserve Board (the “Fed”) involving massive purchases of long-term U.S.Treasury securities.

Positive supply-and-demand forces also buoyed municipal bond prices. New issuance volumes fell sharply in 2011 after a flood of new supply in late 2010, and political pressure subsequently led to austerity programs and reduced borrowing for capital projects. Meanwhile, demand remained robust from individual and institutional investors.

From a credit-quality perspective, Maryland’s economy remained supported by its proximity to the federal government in Washington, D.C. Tax receipts have trended upwards, and the state cut spending, helping to ease fiscal concerns.

Shorter Maturities Weighed on Relative Performance

Although the fund participated to a substantial degree in the municipal bond market’s gains, its relative performance was undermined by a short average duration and underweighted exposure to longer maturities,

4

which benefited more than shorter maturities from falling long-term interest rates. This positioning was mainly the result of our efforts to cushion the effects of market volatility by reducing the fund’s exposure to municipal bonds vulnerable to early redemption over the next several years. Moreover, a scarcity of newly issued, longer-term Maryland bonds made it more difficult to increase the fund’s average duration as market conditions changed.

The fund’s credit selection strategy fared better over the reporting period. The fund received particularly strong results from municipal bonds backed by hospitals, industrial development projects and special taxes.

Prepared for a Changing Market Environment

We have been encouraged by recently improved data, but the U.S. economy remains vulnerable to unexpected shocks and uncertainty regarding future Fed policy. In addition, we believe that higher yielding and longer-maturity bonds have become more richly valued after recent rallies. Consequently, we expect to lock in gains by trimming some positions and adding to holdings of higher quality bonds backed by revenues from essential municipal services. In our judgment, these are prudent strategies as economic and market conditions continue to evolve.

May 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Maryland residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A and Class C shares of Dreyfus State Municipal
Bond Funds, Dreyfus Maryland Fund on 4/30/02 to a $10,000 investment made in the Barclays Municipal Bond
Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund invests primarily in Maryland municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A and Class C shares.The Index is not limited to investments principally in Maryland municipal obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/12

	1Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	5.57%	3.55%	4.22%
without sales charge	10.56%	4.51%	4.70%
Class C shares
with applicable redemption charge †	8.70%	3.70%	3.90%
without redemption	9.70%	3.70%	3.90%
Barclays Municipal Bond Index	11.36%	5.60%	5.38%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C
Expenses paid per $1,000†	$4.84	$8.74
Ending value (after expenses)	$1,047.50	$1,043.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C
Expenses paid per $1,000†	$4.77	$8.62
Ending value (after expenses)	$1,020.14	$1,016.31

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A and 1.72% for Class C, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
April 30, 2012

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.8%	Rate (%)	Date	Amount ($)	Value ($)
Maryland—82.0%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/19	1,575,000	1,966,498
Anne Arundel County,
EDR (Anne Arundel Community
College Project)	5.00	9/1/17	2,255,000	2,329,347
Baltimore,
Consolidated Public
Improvement GO	5.00	10/15/24	1,480,000	1,790,341
Baltimore,
Project Revenue
(Wastewater Projects)	5.00	7/1/23	1,000,000	1,225,280
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000	753,190
Baltimore,
Subordinate Project Revenue
(Water Projects)	5.75	7/1/39	750,000	867,202
Harford County,
MFHR (Affinity Old Post
Apartments Projects)
(Collateralized; GNMA)	5.00	11/20/25	1,460,000	1,506,691
Howard County,
COP	8.15	2/15/20	605,000	886,246
Hyattsville,
Special Obligation Revenue
(University Town Center Project)	5.75	7/1/34	3,000,000	3,011,850
Maryland,
GO (State and Local
Facilities Loan)	5.00	3/15/20	2,000,000	2,468,120
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	705,000	706,093
Maryland Community
Development Administration,
Department of Housing and
Community Development,
Residential Revenue	5.38	9/1/22	830,000	831,062

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland Community
Development Administration,
Department of Housing and
Community Development,
Residential Revenue	4.85	9/1/47	4,175,000	4,222,553
Maryland Economic Development
Corporation, EDR
(Terminal Project)	5.75	6/1/35	2,000,000	2,129,040
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.75	6/1/35	1,000,000	1,063,340
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/1/16	2,620,000	2,725,272
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/1/18	2,535,000	2,632,369
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.38	6/1/19	7,000,000	7,259,490
Maryland Economic Development
Corporation, LR (Maryland Public
Health Laboratory Project)	5.00	6/1/20	1,000,000	1,235,810
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/16	2,740,000	2,788,306
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	3,037,875
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine
Terminals Inc. Port of
Baltimore Facility)	5.75	9/1/25	2,000,000	2,099,000

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Towson
University Project)	5.00	7/1/39	390,000	390,324
Maryland Economic Development
Corporation, Student Housing
Revenue (University of Maryland,
College Park Projects)	5.75	6/1/33	1,000,000	1,078,820
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	5.88	7/1/21	1,750,000	1,750,122
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000	1,659,560
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	5.00	7/1/32	1,000,000	1,068,490
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000	2,971,825
Maryland Health and Higher
Educational Facilities Authority,
Revenue (Charlestown
Community Issue)	6.13	1/1/30	1,250,000	1,402,500
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Greater
Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000	1,683,240
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(MedStar Health Issue)	5.00	8/15/41	500,000	536,650
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Mercy
Medical Center Issue)	5.00	7/1/31	500,000	526,660

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Mercy
Medical Center Issue)	5.50	7/1/42	1,000,000		1,030,490
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/26	1,630,000		1,704,361
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	2,100,000		2,158,275
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	5/15/26	1,000,000		1,154,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	7/1/29	1,000,000		1,150,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	5/15/40	4,945,000		5,350,985
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	4,560,000		5,585,954
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000		3,280,709
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000	[a]	199,995

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000	[a]	1,415,965
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		2,619,625
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility)	6.00	5/1/35	1,600,000		1,633,376
Maryland Transportation Authority,
Passenger Facility Charge
Revenue (Baltimore/Washington
International Thurgood
Marshall Airport)	5.00	6/1/22	2,345,000		2,727,892
Maryland Transportation Authority,
Transportation Facilities
Projects Revenue	5.00	7/1/25	2,000,000		2,440,440
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/20	1,455,000		1,847,705
Montgomery County,
Revenue (Trinity Health Credit
Group Issue)	5.00	12/1/40	1,000,000		1,099,420
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	1,475,000		1,491,992
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	24,000,000	[b]	9,759,840
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000	[b]	894,866
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	1,595,000		1,624,587
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured; AMBAC)	5.50	4/1/15	7,000,000		7,256,900

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County
Solid Waste Disposal
System) (Insured; AMBAC)	5.50	4/1/16	8,000,000	8,293,600
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	4,000,000	3,937,640
University System of Maryland,
Auxiliary Facility and
Tuition Revenue	5.00	4/1/26	1,000,000	1,196,360
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000	1,996,785
U.S. Related—15.8%
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000	935,104
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	1,033,970
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,024,190
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000	1,054,340
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,000,000	2,088,820
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	1,000,000	1,039,680
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000	1,097,040
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000	1,072,440
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,500,000	3,603,810

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000	1,019,550
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,110,000	1,193,150
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,282,038
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,580,000	1,809,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,500,000	2,824,500
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,500,000	1,761,270
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	2,500,000	2,689,175

Total Investments (cost $152,294,761)			97.8%	157,983,105

Cash and Receivables (Net)			2.2%	3,538,320

Net Assets			100.0%	161,521,425

a Non-income producing security; interest payments in default.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

16

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	4.5
AA		Aa		AA	45.2
A		A		A	21.5
BBB		Baa		BBB	18.2
BB		Ba		BB	2.0
Not Rated[c]		Not Rated[c]		Not Rated[c]	8.6
					100.0

† Based on total investments.
c Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund	17

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	152,294,761	157,983,105
Cash		2,786,171
Interest receivable		2,031,583
Receivable for shares of Beneficial Interest subscribed		154,428
Prepaid expenses		9,488
		162,964,775
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		123,588
Payable for investment securities purchased		1,134,610
Payable for shares of Beneficial Interest redeemed		125,724
Accrued expenses		59,428
		1,443,350
Net Assets ($)		161,521,425
Composition of Net Assets ($):
Paid-in capital		164,023,738
Accumulated net realized gain (loss) on investments		(8,190,657)
Accumulated net unrealized appreciation
(depreciation) on investments		5,688,344
Net Assets ($)		161,521,425

Net Asset Value Per Share
	Class A	Class C
Net Assets ($)	156,181,452	5,339,973
Shares Outstanding	12,607,277	430,804
Net Asset Value Per Share ($)	12.39	12.40
See notes to financial statements.

18

STATEMENT OF OPERATIONS

Year Ended April 30, 2012

Investment Income ($):
Interest Income	7,699,816
Expenses:
Management fee—Note 3(a)	888,384
Shareholder servicing costs—Note 3(c)	492,130
Professional fees	55,569
Distribution fees—Note 3(b)	36,899
Registration fees	26,646
Custodian fees—Note 3(c)	18,322
Prospectus and shareholders’ reports	18,065
Trustees’ fees and expenses—Note 3(d)	5,118
Loan commitment fees—Note 2	2,377
Miscellaneous	26,692
Total Expenses	1,570,202
Less—reduction in fees due to earnings credits—Note 3(c)	(83)
Net Expenses	1,570,119
Investment Income—Net	6,129,697
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	204,727
Net unrealized appreciation (depreciation) on investments	9,794,401
Net Realized and Unrealized Gain (Loss) on Investments	9,999,128
Net Increase in Net Assets Resulting from Operations	16,128,825

See notes to financial statements.

The Fund	19

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2012[a]	2011
Operations ($):
Investment income—net	6,129,697	7,148,209
Net realized gain (loss) on investments	204,727	1,161,486
Net unrealized appreciation
(depreciation) on investments	9,794,401	(6,249,548)
Net Increase (Decrease) in Net Assets
Resulting from Operations	16,128,825	2,060,147
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,962,957)	(6,946,008)
Class B Shares	(9,744)	(38,405)
Class C Shares	(141,211)	(134,893)
Total Dividends	(6,113,912)	(7,119,306)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	6,181,698	7,086,903
Class B Shares	485	2,310
Class C Shares	1,686,504	996,143
Dividends reinvested:
Class A Shares	4,473,067	5,345,810
Class B Shares	6,828	28,467
Class C Shares	86,775	90,727
Cost of shares redeemed:
Class A Shares	(19,102,340)	(23,210,463)
Class B Shares	(741,806)	(788,226)
Class C Shares	(680,887)	(657,314)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(8,089,676)	(11,105,643)
Total Increase (Decrease) in Net Assets	1,925,237	(16,164,802)
Net Assets ($):
Beginning of Period	159,596,188	175,760,990
End of Period	161,521,425	159,596,188

20

		Year Ended April 30,
	2012[a]	2011
Capital Share Transactions:
Class Ab
Shares sold	509,274	591,343
Shares issued for dividends reinvested	369,070	449,136
Shares redeemed	(1,577,954)	(1,971,803)
Net Increase (Decrease) in Shares Outstanding	(699,610)	(931,324)
Class Bb
Shares sold	40	194
Shares issued for dividends reinvested	570	2,388
Shares redeemed	(61,485)	(66,273)
Net Increase (Decrease) in Shares Outstanding	(60,875)	(63,691)
Class C
Shares sold	139,014	83,428
Shares issued for dividends reinvested	7,160	7,642
Shares redeemed	(55,774)	(55,654)
Net Increase (Decrease) in Shares Outstanding	90,400	35,416

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended April 30, 2012, 44,454 Class B shares representing $534,493 were automatically converted to 44,453 Class A shares and during the period ended April 30, 2011, 33,202 Class B shares representing $395,123 were automatically converted to 33,198 Class A shares.

See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	11.64	11.98	11.29	11.83	12.24
Investment Operations:
Investment income—net[a]	.46	.50	.51	.51	.49
Net realized and unrealized
gain (loss) on investments	.75	(.34)	.68	(.54)	(.41)
Total from Investment Operations	1.21	.16	1.19	(.03)	.08
Distributions:
Dividends from investment income—net	(.46)	(.50)	(.50)	(.51)	(.49)
Net asset value, end of period	12.39	11.64	11.98	11.29	11.83
Total Return (%)[b]	10.56	1.29	10.74	(.13)	.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	.95	.94	.95	.93
Ratio of net expenses
to average net assets	.95	.95	.94	.94	.92
Ratio of net investment income
to average net assets	3.82	4.19	4.31	4.54	4.07
Portfolio Turnover Rate	16.01	12.19	9.96	14.86	17.25
Net Assets, end of period ($ x 1,000)	156,181	154,922	170,612	162,311	178,268

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

22

		Year Ended April 30,
Class C Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	11.65	11.99	11.30	11.84	12.25
Investment Operations:
Investment income—net[a]	.36	.41	.41	.42	.39
Net realized and unrealized
gain (loss) on investments	.76	(.35)	.69	(.54)	(.41)
Total from Investment Operations	1.12	.06	1.10	(.12)	(.02)
Distributions:
Dividends from investment income—net	(.37)	(.40)	(.41)	(.42)	(.39)
Net asset value, end of period	12.40	11.65	11.99	11.30	11.84
Total Return (%)[b]	9.70	.52	9.88	(.90)	(.12)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72	1.72	1.72	1.73	1.72
Ratio of net expenses
to average net assets	1.72	1.72	1.72	1.73	1.71
Ratio of net investment income
to average net assets	3.01	3.41	3.52	3.76	3.28
Portfolio Turnover Rate	16.01	12.19	9.96	14.86	17.25
Net Assets, end of period ($ x 1,000)	5,340	3,966	3,657	3,698	3,713

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund	23

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers six series, including the Dreyfus Maryland Fund (the “fund”). The fund’s investment objective is to maximize current income exempt from federal income tax and from Maryland state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C share redeemed within one year of purchase. Class B shares were subject to a CDSC imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years. The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

24

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity

26

and type; indications as to values from dealers; and general market con-ditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	156,367,145	1,615,960	157,983,105

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 4/30/2011	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,456
Purchases	—
Sales	—
Transfers into Level 3†	1,614,504
Transfers out of Level 3	—
Balance as of 4/30/2012	1,615,960
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 4/30/2012	1,739

†	Transfers into Level 3 represent the value at the date of transfer.The transfer into Level 3 for the current period was due to the lack of observable inputs following the issuer’s default.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

28

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

Each of the tax years in the four-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $94,564, undistributed ordinary income $49,950, accumulated capital losses $8,256,733 and unrealized appreciation $5,704,470.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2012. If not applied, $6,917,527 of the carryover expires in fiscal 2013, $625,584 expires in fiscal 2017 and $713,622 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2012 and April 30, 2011 were as follows: tax exempt income $6,113,912 and $7,098,442 and ordinary income $0 and $20,864, respectively.

During the period ended April 30, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and capital losss carryover expiration, the fund decreased accumulated undistributed investment income-net by $15,785, increased accumulated net realized gain (loss) on investments by $546,413 and

30

decreased paid-in capital by $530,628. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2012, the Distributor retained $4,373 from commissions earned on sales of the fund’s Class A shares and $23 and $332 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares paid and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class B and Class C shares were charged $1,567 and $35,332, respectively, pursuant to the Plan.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Under the Shareholder Services Plan, Class A, and Class C shares pay and Class B shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A, Class B and Class C shares were charged $391,250, $784 and $11,777, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $40,999 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $3,472 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $83.

32

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $18,322 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $6,687 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $72,567, Rule 12b-1 distribution plan fees $3,248, shareholder services plan fees $32,985, custodian fees $6,406, chief compliance officer fees $2,122 and transfer agent per account fees $6,260.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2012, amounted to $25,397,743 and $35,096,107, respectively.

At April 30, 2012, the cost of investments for federal income tax purposes was $152,278,635 accordingly; accumulated net unrealized appreciation on investments was $5,704,470, consisting of $8,089,307 gross unrealized appreciation and $2,384,837 gross unrealized depreciation.

The Fund	33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2012

34

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2012 as “exempt-interest dividends” (not subject to regular Federal income tax, and for individuals who are Maryland residents, Maryland personal income taxes).

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2012 calendar year on Form 1099-DIV which will be mailed in early 2013.

The Fund	35

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
Clifford L. Alexander, Jr. (78)
Board Member (1986)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 42
———————
David W. Burke (76)
Board Member (2007)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 74
———————
Peggy C. Davis (69)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 50

36

Diane Dunst (72)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques
No. of Portfolios for which Board Member Serves: 17
———————
Ernest Kafka (79)
Board Member (1986)
Principal Occupation During Past 5Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
No. of Portfolios for which Board Member Serves: 17
———————
Nathan Leventhal (69)
Board Member (1989)
Principal Occupation During Past 5Years:
• Commissioner, NYC Planning Commission (March 2007-November 2011)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 40
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Warren B. Rudman, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund	37

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 72 investment companies (comprised of 156 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

38

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (73 investment companies, comprised of 183 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor. From March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 69 investment companies (comprised of 179 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 2011.

The Fund	39

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

ANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
27	Notes to Financial Statements
36	Report of Independent Registered Public Accounting Firm
37	Important Tax Information
38	Board Members Information
40	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Massachusetts Fund, covering the 12-month period from May 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to benefit from positive supply-and-demand factors during the reporting period, enabling them to avoid some of the volatility affecting their taxable fixed-income counterparts.The supply of newly issued tax-exempt bonds remained muted when issuers responded to political pressure by reducing spending and borrowing, while demand remained robust from individual and institutional investors seeking competitive after-tax yields in a low interest-rate environment. Consequently, municipal bonds produced higher after-tax returns, on average, than most other fixed-income market sectors for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices.As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through April 30, 2012, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2012, the Class A, Class C and Class Z shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 12.40%, 11.54% and 12.64%, respectively.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Massachusetts, achieved a total return of 11.36% for the same period.2

Falling long-term interest rates and favorable supply-and-demand factors fueled strong performance among municipal bonds over the reporting period.The fund produced higher returns than its benchmark, as a relatively long duration enabled it to participate more fully in gains posted by longer term securities.

As a side note, David Belton has served as a primary portfolio manager of the fund since February 2012.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state income taxes. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

obligation and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Municipal Bonds Rallied as Economic Concerns Eased

The reporting period began amid deteriorating investor sentiment as U.S. economic data proved disappointing and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing. In addition, Greece appeared headed for default on its sovereign debt, and the crisis threatened other European nations.These worries intensified over the summer of 2011, culminating in the downgrade of one agency’s credit-rating of long-term U.S. government debt. Investors responded by flocking to traditional safe havens, driving long-term interest rates lower.

Better macroeconomic news cheered investors in the fall, and they responded by reaching for higher levels of income from riskier market sectors and credit-rating categories. As a result, municipal bonds that had been punished during the downturn led the market rebound, while higher-quality bonds generally lagged market averages.Although stronger economic growth typically would support higher interest rates, longer-term interest rates remained low due to Operation Twist, a stimulative program from the Federal Reserve Board (the “Fed”) involving massive purchases of long-term U.S.Treasury securities.

Positive supply-and-demand forces also buoyed municipal bond prices. New issuance volumes fell sharply in 2011 after a flood of new supply in late 2010, and political pressure subsequently led to austerity programs and reduced borrowing for capital projects. Meanwhile, demand remained robust from individual and institutional investors.

From a credit-quality perspective, Massachusetts’s economy continued to fare better than most other states. Tax receipts have trended upwards, and the state cut spending, helping to ease fiscal concerns.

Longer Maturities Supported Relative Performance

The fund participated fully in the market’s gains over the reporting period due to a relatively long average duration during a time of falling long-term interest rates.The fund’s credit selection strategy also produced positive results, with particularly strong contributions from municipal

4

bonds backed by hospitals, education facilities, special taxes, airports and the state’s settlement of litigation with U.S. tobacco companies. Underweighted exposure to general obligation bonds also buoyed the fund’s returns compared to its benchmark, as did relatively light holdings of bonds issued on behalf of electric utilities.

On the other hand, the fund’s relative performance was undermined to a degree by overweighted positions in escrowed bonds and bonds issued on behalf of housing projects and municipal water facilities.

Prepared for a Changing Market Environment

We have been encouraged by recently improved data, but the U.S. and Massachusetts economies remain vulnerable to unexpected shocks and uncertainty regarding future Fed policy. In addition, we believe that higher yielding bonds have become more richly valued after recent rallies. Consequently, we have continued to emphasize higher quality bonds backed by revenues from essential municipal services, and we intend to reduce the fund’s sensitivity to interest-rate risks by trimming its holdings of bonds with early redemption provisions that could be exercised over the next several years. In our judgment, these are prudent strategies as economic and market conditions continue to evolve.

May 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund	5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A and Class C shares of Dreyfus State Municipal
Bond Funds, Dreyfus Massachusetts Fund on 4/30/02 to a $10,000 investment made in the Barclays Municipal
Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund invests primarily in Massachusetts municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A and Class C shares. Performance for Class Z shares will vary from the performance of Class A and Class C shares shown above due to differences in charges and expenses.The Index is not limited to investments principally in Massachusetts municipal obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/12

	Inception				From
	Date	1Year	5 Years	10 Years	Inception
Class A shares
with maximum sales charge (4.5%)	5/28/87	7.34%	3.83%	4.43%	—
without sales charge	5/28/87	12.40%	4.78%	4.91%	—
Class C shares
with applicable redemption charge †	8/15/95	10.54%	4.00%	4.13%	—
without redemption	8/15/95	11.54%	4.00%	4.13%	—
Class Z shares	10/20/04	12.64%	5.01%	—	4.56%
Barclays Municipal Bond Index	10/31/04	11.36%	5.60%	5.38%	5.04%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of
10/31/04 is used as the beginning value on 10/20/04 (the inception date for Class Z shares).

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.87	$8.75	$3.74
Ending value (after expenses)	$1,061.20	$1,057.20	$1,062.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.77	$8.57	$3.67
Ending value (after expenses)	$1,020.14	$1,016.36	$1,021.23

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.71% for Class C and .73%
for Class Z; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
April 30, 2012

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.4%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—82.3%
Boston,
Convention Center Loan,
Special Obligation Bonds
(Insured; AMBAC) (Prerefunded)	5.00	5/1/12	1,750,000	[a]	1,750,227
Boston Housing Authority,
Capital Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	1,900,000		2,075,541
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor Electric
Energy Company Project)	7.38	5/15/15	970,000		974,704
Boston Water and Sewer
Commission, Revenue	5.00	11/1/20	2,000,000		2,215,360
Cambridge,
GO	5.00	1/1/20	3,255,000		4,102,927
Holyoke,
Gas and Electric Department
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.38	12/1/12	1,245,000	[a]	1,282,051
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,835,000	[a]	2,029,804
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,925,000	[a]	2,129,358
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,430,743
Massachusetts,
GO	0.92	11/1/25	5,000,000	[b]	4,413,600
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,324,735
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	1,000,000		1,296,580
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,703,500
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000		2,696,736

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000		2,868,225
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	6.20	3/1/16	2,055,000		2,267,035
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		494,424
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	500,000		666,405
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.00	7/1/21	1,000,000		1,266,930
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,958,170
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	2,000,000	[c]	2,355,180
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	5/1/26	5,385,000	[c,d]	3,612,204
Massachusetts College Building
Authority, Project Revenue
(Insured; XLCA)	5.50	5/1/28	1,450,000	[c]	1,846,633
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,438,680
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000	[c]	1,070,510
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured; Radian)	6.00	3/1/30	1,905,000	[c]	1,907,019
Massachusetts Development Finance
Agency, Revenue (Berklee
College of Music Issue)	5.00	10/1/31	1,000,000	[c]	1,119,880

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/26	1,250,000	[c]	1,405,600
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/29	1,475,000	[c]	1,629,078
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/30	2,000,000	[c]	2,303,360
Massachusetts Development Finance
Agency, Revenue (Noble and
Greenough School Issue)	5.00	4/1/21	600,000	[c]	738,654
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.38	7/1/41	4,000,000		4,431,280
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.00	7/1/30	1,000,000	[c]	1,075,180
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	1,500,000		1,680,300
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.50	7/1/31	500,000		540,905
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000	[c]	2,545,850
Massachusetts Development Finance
Agency, Revenue (Whitehead
Institute for Biomedical
Research Issue)	5.00	6/1/23	1,350,000	[c]	1,625,454
Massachusetts Development
Finance Agency, RRR
(SEMASS System)
(Insured; National Public
Finance Guarantee Corp.)	5.63	1/1/14	2,000,000		2,024,920
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000		2,039,340

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	735,000	[c]	736,757
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	8,750,000	[c]	8,839,512
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	7/1/17	1,175,000		1,190,228
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/22	1,030,000		1,042,144
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Colleges Program Issue)
(Insured; AMBAC)	5.25	10/1/26	2,845,000	[c]	2,847,390
Massachusetts Health and
Educational Facilities Authority,
Revenue (Dana-Farber
Cancer Institute Issue)	5.25	12/1/27	1,000,000		1,096,870
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/24	2,350,000	[c]	2,845,873
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and
Ear Infirmary Issue)	5.00	7/1/20	1,000,000		1,101,630
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.38	7/1/35	1,000,000		1,047,010

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000	[c]	5,383,720
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Regional
Hospital Issue) (Prerefunded)	6.50	7/15/12	2,250,000	[a]	2,302,110
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	2,000,000		2,242,340
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	4,950,000		5,198,886
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian)	5.13	10/15/23	1,100,000	[c]	1,126,774
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.00	7/1/24	1,000,000	[c]	1,171,080
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	[c]	2,028,098
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	3,000,000	[c]	3,509,400
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	[c]	1,967,029

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	[c]	1,087,623
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Wheaton College Issue)	5.00	1/1/30	2,405,000	[c]	2,655,072
Massachusetts Health and
Educational Facilities Authority,
Revenue (Winchester
Hospital Issue)	5.25	7/1/38	1,000,000		1,037,230
Massachusetts Housing Finance
Agency, Housing Development
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.40	6/1/20	345,000		345,545
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,160,000		1,182,864
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,200,000		1,222,188
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000		2,043,180
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	900,000		920,889
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,350,000		1,357,790
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000		2,164,208
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	1,930,000		1,983,229
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,315,000		1,324,323
Massachusetts Industrial Finance
Agency, Water Treatment Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,790,000		2,791,730
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000		6,258,691

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	4,000,000		4,553,800
Massachusetts Water
Pollution Abatement
Trust (Pool Program)	5.38	8/1/27	1,000,000		1,003,610
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	8/1/27	1,535,000		1,836,290
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/25	2,000,000		2,413,980
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,500,000		1,783,740
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	2,000,000		2,325,220
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien
Parking Revenue	5.00	7/1/24	1,320,000		1,557,455
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/15/19	1,000,000		1,134,770
U.S. Related—16.1%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,775,000		1,774,876
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,244,900
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	[d]	360,950
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,087,330

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000		1,110,450
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,033,970
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	500,000		500,355
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,000,000		2,119,580
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000		1,586,325
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000		1,116,720
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; XLCA)	5.25	7/1/17	1,460,000		1,638,456
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,500,000		2,651,400
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000		1,019,550
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,000,000		1,074,910
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000	[d]	1,689,617
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,225,000		1,381,580
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000		2,191,783
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities
Revenue (Insured; AMBAC)	6.25	7/1/15	1,100,000		1,294,249

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,070,510
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,500,000	2,862,500
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000	2,259,600
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	2,500,000	2,689,175
Total Long-Term Municipal Investments
(cost $193,279,696)				206,756,146

Short-Term Municipal
Investment—.4%
Massachusetts;
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC;
JPMorgan Chase Bank)
(cost $800,000)	0.24	5/1/12	800,000 [c,e]	800,000

Total Investments (cost $194,079,696)			98.8%	207,556,146
Cash and Receivables (Net)			1.2%	2,453,806
Net Assets			100.0%	210,009,952

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—interest rate subject to periodic change.
c At April 30, 2012, the fund had $58,232,930 or 27.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate demand note—rate shown is the interest rate in effect at April 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

18

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	14.5
AA		Aa		AA	42.4
A		A		A	15.8
BBB		Baa		BBB	21.3
F1		MIG1/P1		SP1/A1	.4
Not Rated[f]		Not Rated[f]		Not Rated[f]	5.6
					100.0

† Based on total investments.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund	19

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		194,079,696	207,556,146
Interest receivable			2,761,040
Receivable for shares of Beneficial Interest subscribed			8,647
Prepaid expenses			13,123
			210,338,956
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			124,321
Cash overdraft due to Custodian			77,512
Payable for shares of Beneficial Interest redeemed			60,290
Accrued expenses			66,881
			329,004
Net Assets ($)			210,009,952
Composition of Net Assets ($):
Paid-in capital			196,518,884
Accumulated net realized gain (loss) on investments			14,618
Accumulated net unrealized appreciation
(depreciation) on investments			13,476,450
Net Assets ($)			210,009,952

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	39,704,974	4,054,346	166,250,632
Shares Outstanding	3,325,965	339,332	13,927,866
Net Asset Value Per Share ($)	11.94	11.95	11.94

See notes to financial statements.

20

STATEMENT OF OPERATIONS
Year Ended April 30, 2012

Investment Income ($):
Interest Income	9,169,351
Expenses:
Management fee—Note 3(a)	1,117,015
Shareholder servicing costs—Note 3(c)	287,812
Professional fees	61,729
Registration fees	36,176
Distribution fees—Note 3(b)	28,203
Custodian fees—Note 3(c)	20,895
Trustees’ fees and expenses—Note 3(d)	15,195
Prospectus and shareholders’ reports	14,776
Loan commitment fees—Note 2	2,921
Miscellaneous	35,933
Total Expenses	1,620,655
Less—reduction in fees due to earnings credits—Note 3(c)	(131)
Net Expenses	1,620,524
Investment Income—Net	7,548,827
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	273,655
Net unrealized appreciation (depreciation) on investments	16,035,247
Net Realized and Unrealized Gain (Loss) on Investments	16,308,902
Net Increase in Net Assets Resulting from Operations	23,857,729

See notes to financial statements.

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2012[a]	2011
Operations ($):
Investment income—net	7,548,827	8,179,670
Net realized gain (loss) on investments	273,655	1,372,377
Net unrealized appreciation
(depreciation) on investments	16,035,247	(7,267,187)
Net Increase (Decrease) in Net Assets
Resulting from Operations	23,857,729	2,284,860
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,367,965)	(1,506,278)
Class B Shares	(4,543)	(9,702)
Class C Shares	(101,732)	(105,122)
Class Z Shares	(6,059,925)	(6,534,467)
Net realized gain on investments:
Class A Shares	(154,086)	(224,595)
Class B Shares	(735)	(1,402)
Class C Shares	(14,342)	(20,351)
Class Z Shares	(637,769)	(919,345)
Total Dividends	(8,341,097)	(9,321,262)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,897,391	3,053,747
Class B Shares	541	9
Class C Shares	519,271	480,975
Class Z Shares	5,483,597	4,113,072
Dividends reinvested:
Class A Shares	1,154,936	1,316,134
Class B Shares	3,105	8,048
Class C Shares	46,132	62,125
Class Z Shares	5,197,001	5,768,376
Cost of shares redeemed:
Class A Shares	(3,511,581)	(8,705,443)
Class B Shares	(204,324)	(324,953)
Class C Shares	(164,594)	(398,069)
Class Z Shares	(10,237,233)	(18,135,822)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,184,242	(12,761,801)
Total Increase (Decrease) in Net Assets	16,700,874	(19,798,203)
Net Assets ($):
Beginning of Period	193,309,078	213,107,281
End of Period	210,009,952	193,309,078

22

		Year Ended April 30,
	2012[a]	2011
Capital Share Transactions:
Class Ab
Shares sold	251,067	266,861
Shares issued for dividends reinvested	99,624	116,743
Shares redeemed	(302,552)	(769,089)
Net Increase (Decrease) in Shares Outstanding	48,139	(385,485)
Class Bb
Shares sold	46	1
Shares issued for dividends reinvested	269	710
Shares redeemed	(17,234)	(28,482)
Net Increase (Decrease) in Shares Outstanding	(16,919)	(27,771)
Class C
Shares sold	44,609	41,972
Shares issued for dividends reinvested	3,972	5,487
Shares redeemed	(14,528)	(35,781)
Net Increase (Decrease) in Shares Outstanding	34,053	11,678
Class Z
Shares sold	473,828	362,995
Shares issued for dividends reinvested	448,339	511,942
Shares redeemed	(883,774)	(1,613,264)
Net Increase (Decrease) in Shares Outstanding	38,393	(738,327)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended April 30, 2012, 8,110 Class B shares representing $96,574 were automatically converted to 8,098 Class A shares and during the period ended April 30, 2011, 13,107 Class B shares representing
$152,173 were automatically converted to 13,091 Class A shares.

See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	11.05	11.44	10.91	11.29	11.66
Investment Operations:
Investment income—net[a]	.41	.43	.45	.46	.46
Net realized and unrealized
gain (loss) on investments	.94	(.33)	.54	(.36)	(.36)
Total from Investment Operations	1.35	.10	.99	.10	.10
Distributions:
Dividends from investment income—net	(.41)	(.43)	(.45)	(.46)	(.46)
Dividends from net realized
gain on investments	(.05)	(.06)	(.01)	(.02)	(.01)
Total Distributions	(.46)	(.49)	(.46)	(.48)	(.47)
Net asset value, end of period	11.94	11.05	11.44	10.91	11.29
Total Return (%)[b]	12.40	.94	9.16	1.07	.92
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	.94	.94	.94	.93
Ratio of net expenses
to average net assets	.95	.94	.94	.94	.92
Ratio of net investment income
to average net assets	3.56	3.84	4.00	4.25	4.01
Portfolio Turnover Rate	11.44	15.03	12.60	9.04	18.21
Net Assets, end of period ($ x 1,000)	39,705	36,232	41,909	39,079	44,178

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

24

		Year Ended April 30,
Class C Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	11.06	11.45	10.92	11.30	11.67
Investment Operations:
Investment income—net[a]	.32	.35	.36	.38	.37
Net realized and unrealized
gain (loss) on investments	.94	(.33)	.54	(.36)	(.36)
Total from Investment Operations	1.26	.02	.90	.02	.01
Distributions:
Dividends from investment income—net	(.32)	(.35)	(.36)	(.38)	(.37)
Dividends from net realized
gain on investments	(.05)	(.06)	(.01)	(.02)	(.01)
Total Distributions	(.37)	(.41)	(.37)	(.40)	(.38)
Net asset value, end of period	11.95	11.06	11.45	10.92	11.30
Total Return (%)[b]	11.54	.20	8.33	.32	.17
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	1.68	1.70	1.69	1.68
Ratio of net expenses
to average net assets	1.71	1.68	1.70	1.69	1.67
Ratio of net investment income
to average net assets	2.79	3.09	3.21	3.51	3.26
Portfolio Turnover Rate	11.44	15.03	12.60	9.04	18.21
Net Assets, end of period ($ x 1,000)	4,054	3,377	3,362	3,163	3,314

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class Z Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	11.05	11.44	10.91	11.29	11.66
Investment Operations:
Investment income—net[a]	.44	.46	.47	.48	.48
Net realized and unrealized
gain (loss) on investments	.94	(.33)	.54	(.36)	(.36)
Total from Investment Operations	1.38	.13	1.01	.12	.12
Distributions:
Dividends from investment income—net	(.44)	(.46)	(.47)	(.48)	(.48)
Dividends from net realized
gain on investments	(.05)	(.06)	(.01)	(.02)	(.01)
Total Distributions	(.49)	(.52)	(.48)	(.50)	(.49)
Net asset value, end of period	11.94	11.05	11.44	10.91	11.29
Total Return (%)	12.64	1.16	9.39	1.28	1.14
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74	.73	.73	.73	.71
Ratio of net expenses
to average net assets	.74	.73	.73	.73	.70
Ratio of net investment income
to average net assets	3.78	4.05	4.18	4.46	4.23
Portfolio Turnover Rate	11.44	15.03	12.60	9.04	18.21
Net Assets, end of period ($ x 1,000)	166,251	153,513	167,326	160,394	177,652

a Based on average shares outstanding at each month end.
See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers six series including the Dreyfus Massachusetts Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Class B shares were subject to a CDSC imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years.The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain vot-

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

ing rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

28

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	207,556,146	—	207,556,146

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require

30

reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carry-

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

overs, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $76,505 and unrealized appreciation $13,533,916. In addition, the fund had $42,848 of capital losses realized after October 31, 2011, which were deferred for tax purposes to the first day of the following fiscal year.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2012 and April 30, 2011 were as follows: tax exempt income $7,535,214 and $8,155,569, ordinary income $28,143 and $97,291, and long-term capital gains $777,740 and $1,068,402, respectively.

During the period ended April 30, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $14,662, increased accumulated net realized gain (loss) on investments by $15,542 and decreased paid-in capital by $880. Net assets and net asset value per share were not affected by this reclassification.

32

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2012, the Distributor retained $523 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares paid and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class B and Class C shares were charged $805 and $27,398, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class B shares paid the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A, Class B and Class C shares were charged $96,202, $403 and $9,132 respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2012, Class Z shares were charged $71,908 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $58,590 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $5,398 pursuant to the cash

34

management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $131.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $20,895 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $6,687 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $94,212, Rule 12b-1 distribution plan fees $2,476, shareholder services plan fees $8,912, custodian fees $6,678, chief compliance officer fees $2,122 and transfer agency per account fees $9,921.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2012, amounted to $23,667,718 and $22,736,290, respectively.

At April 30, 2012, the cost of investments for federal income tax purposes was $194,022,230; accordingly, accumulated net unrealized appreciation on investments was $13,533,916, consisting of $14,831,817 gross unrealized appreciation and $1,297,901 gross unrealized depreciation.

The Fund	35

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus State Municipal Bond Funds,
Dreyfus Massachusetts Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2012

36

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports the following regarding its fiscal year ended April 30, 2012:

—all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular federal and, for individuals who are Massachusetts residents, Massachusetts personal income taxes), and

—the fund hereby designates $.0444 per share as a long-term capital gain distribution and $.0016 as a short-term capital gain distribution paid on December 8, 2011.

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2012 calendar year on Form 1099-DIV which will be mailed in early 2013.

The Fund	37

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
Clifford L. Alexander, Jr. (78)
Board Member (1986)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 42
———————
David W. Burke (76)
Board Member (2007)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 74
———————
Peggy C. Davis (69)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 50

38

Diane Dunst (72)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques
No. of Portfolios for which Board Member Serves: 17
———————
Ernest Kafka (79)
Board Member (1986)
Principal Occupation During Past 5Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
No. of Portfolios for which Board Member Serves: 17
———————
Nathan Leventhal (69)
Board Member (1989)
Principal Occupation During Past 5Years:
• Commissioner, NYC Planning Commission (March 2007-November 2011)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 40
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Warren B. Rudman, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund	39

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 72 investment companies (comprised of 156 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

40

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (73 investment companies, comprised of 183 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor. From March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 69 investment companies (comprised of 179 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 2011.

The Fund	41

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus State
Municipal Bond Funds,
Dreyfus Minnesota Fund

ANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
22	Financial Highlights
24	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
35	Important Tax Information
36	Board Members Information
38	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Minnesota Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Minnesota Fund, covering the 12-month period from May 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to benefit from positive supply-and-demand factors during the reporting period, enabling them to avoid some of the volatility affecting their taxable fixed-income counterparts.The supply of newly issued tax-exempt bonds remained muted when issuers responded to political pressure by reducing spending and borrowing, while demand remained robust from individual and institutional investors seeking competitive after-tax yields in a low interest-rate environment. Consequently, municipal bonds produced higher after-tax returns, on average, than most other fixed-income market sectors for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through April 30, 2012, as provided by David Belton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2012, the Class A and Class C shares of Dreyfus Minnesota Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 10.94% and 10.08%, respectively.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Minnesota, achieved a total return of 11.36% for the same period.2

Falling long-term interest rates and favorable supply-and-demand factors fueled gains among municipal bonds over the reporting period. The fund’s returns were lower than its benchmark, as a relatively short duration posture prevented the fund from participating more fully in gains posted by longer term securities.

As a side note, Jeffrey Burger has served as a primary portfolio manager of the fund since February 2012.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Minnesota state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Minnesota state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

trade among various sectors, such as health care, water and sewer, and municipal electric or dedicated tax-secured, based on relative values.

Municipal Bonds Rallied as Economic Concerns Eased

The reporting period began amid deteriorating investor sentiment as U.S. economic data proved disappointing, and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing. In addition, Greece appeared headed for default on its sovereign debt, and the crisis threatened other European nations.These worries intensified over the summer of 2011, culminating in the downgrade of one agency’s credit-rating of long-term U.S. government debt. Investors responded by flocking to traditional safe havens, driving long-term interest rates lower.

Better macroeconomic news cheered investors in the fall, and they responded by reaching for higher levels of income from riskier market sectors and credit-rating categories. As a result, municipal bonds that had been punished during the downturn led the market rebound, while higher quality bonds generally lagged market averages.Although stronger economic growth typically would support higher interest rates, longer term interest rates remained low due to Operation Twist, a stimulative program from the Federal Reserve Board (the “Fed”) involving massive purchases of long-term U.S.Treasury securities.

Positive supply-and-demand forces also buoyed municipal bond prices. New issuance volumes fell sharply in 2011 after a flood of new supply in late 2010, and political pressure subsequently led to austerity programs and reduced borrowing for capital projects. Meanwhile, demand remained robust from individual and institutional investors.

From a credit-quality perspective, Minnesota’s economy has continued to fare better than most other states. Tax receipts have trended upwards, and the state cut spending, helping to ease fiscal concerns.

Shorter Duration Weighed on Relative Performance

Although the fund participated to a substantial degree in the market’s gains, its relative performance was undermined by a short average duration when longer term securities benefited more from falling long-term interest rates. A scarcity of newly issued, longer-term Minnesota bonds made it more difficult to increase the fund’s average duration as market conditions changed. To a lesser extent, the fund’s

4

relative performance also was undermined by its bias toward higher quality securities, such as those backed by revenues from electric utilities and housing projects. Underweighted exposure to special tax bonds also hurt the fund’s results compared to the benchmark.

The fund’s credit selection strategy fared better over the reporting period. The fund received particularly strong contributions from municipal bonds backed by revenues from hospitals, education institutions and the state’s settlement of litigation with U.S. tobacco companies. Underweighted positions in general obligation bonds and escrowed bonds also supported the fund’s relative performance.

Prepared for a Changing Market Environment

We have been encouraged by improved data, but the U.S. economy remains vulnerable to unexpected shocks and uncertainty regarding future Fed policy. In addition, higher yielding bonds have become more richly valued after recent rallies. Consequently, we have continued to emphasize higher quality bonds backed by revenues from essential municipal services, and we intend to take advantage of opportunities to increase the fund’s average duration should opportunities arise. In our judgment, these are prudent strategies as economic and market conditions continue to evolve.

May 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation. Had these expenses not been absorbed, returns would have been lower. Income may be subject to state and local taxes for non-Minnesota residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A and Class C shares of Dreyfus State Municipal
Bond Funds, Dreyfus Minnesota Fund on 4/30/02 to a $10,000 investment made in the Barclays Municipal Bond
Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund invests primarily in Minnesota municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A and Class C shares.The Index is not limited to investments principally in Minnesota municipal obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/12

	1Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	5.97%	3.84%	4.52%
without sales charge	10.94%	4.80%	5.00%
Class C shares
with applicable redemption charge †	9.08%	4.00%	4.21%
without redemption	10.08%	4.00%	4.21%
Barclays Municipal Bond Index	11.36%	5.60%	5.38%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C
Expenses paid per $1,000†	$4.44	$8.30
Ending value (after expenses)	$1,052.00	$1,047.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C
Expenses paid per $1,000†	$4.37	$8.17
Ending value (after expenses)	$1,020.54	$1,016.76

† Expenses are equal to the fund’s annualized expense ratio of .87% for Class A and 1.63% for Class C, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
April 30, 2012

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.5%	Rate (%)	Date	Amount ($)		Value ($)
Minnesota—94.3%
Andover Economic
Development Authority,
Public Facility LR (City of
Andover Community Center)	5.20	2/1/34	885,000		946,968
Andover Economic
Development Authority,
Public Facility LR (City of
Andover Community Center)	5.20	2/1/34	615,000		658,062
Blooming Prairie Independent
School District Number 756, GO
School Building Bonds
(Minnesota School District
Credit Enhancement Program)
(Insured; National Public
Finance Guarantee Corp.)	4.75	1/1/27	1,400,000		1,520,904
Columbia Heights,
MFHR (Crest View Opportunity
Neighborhood Development
Corporation 1 Project)
(Collateralized; GNMA)
(Prerefunded)	6.63	10/20/12	1,450,000	[a]	1,566,537
Coon Rapids,
Multifamily Rental Housing
Revenue (GNMA Collateralized
Mortgage Loan—Mississippi
View Apartments Project)
(Collateralized; FHA)	4.95	10/20/41	2,700,000		2,704,239
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	484,131		517,309
Hennepin County,
Second Lien Sales Tax Revenue
(Ballpark Project)	5.00	12/15/29	1,500,000		1,715,490
Lakeville Independent School
District Number 194, GO School
Building Bonds (Minnesota School
District Credit Enhancement
Program) (Insured; FGIC)	5.50	2/1/24	6,700,000		6,937,917

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Mahtomedi Independent School
District Number 832, GO School
Building Bonds (Minnesota School
District Credit Enhancement
Program) (Insured; National
Public Finance Guarantee Corp.)	0.00	2/1/17	1,275,000	[b]	1,197,263
Minneapolis,
GO	0.00	12/1/14	1,825,000	[b]	1,799,067
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	3,000,000		3,534,570
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000		1,000,390
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facilities Revenue
(Childrens’s Health Care)	5.25	8/15/35	1,000,000		1,114,670
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000		1,059,410
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000		2,426,049
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care System Revenue
(Allina Health System)	5.25	11/15/29	1,000,000		1,098,760
Minneapolis and Saint Paul
Metropolitan Airports Commission,
Senior Airport Revenue	5.00	1/1/22	2,000,000		2,252,300
Minneapolis and Saint Paul
Metropolitan Airports Commission,
Subordinate Airport Revenue
(Insured; AMBAC)	5.00	1/1/25	2,140,000		2,209,721

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
Minnesota,
911 Revenue (Public Safety
Radio Communications
System Project)	5.00	6/1/25	1,000,000	1,160,210
Minnesota,
GO (Various Purpose)	5.00	8/1/25	2,500,000	3,095,350
Minnesota,
Retirement System
Building Revenue	6.00	6/1/30	1,475,000	1,481,343
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	150,268
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical
Lutheran Project)	6.00	2/1/22	1,130,000	1,143,650
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical
Lutheran Project)	6.00	2/1/27	1,750,000	1,770,300
Minnesota Higher Education
Facilities Authority, Revenue
(Carleton College)	5.00	3/1/30	1,000,000	1,125,050
Minnesota Higher Education
Facilities Authority,
Revenue (College of
Saint Scholastica, Inc.)	5.13	12/1/40	750,000	779,572
Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)	5.00	10/1/31	750,000	813,997
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	5.00	6/1/35	1,635,000	1,848,776
Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College)	5.00	10/1/21	1,000,000	1,180,570
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000	1,075,880

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000	1,665,000
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000	1,860,089
Minnesota Housing Finance Agency,
Residential Housing
Finance Revenue	5.00	1/1/20	2,155,000	2,158,922
Minnesota Housing Finance Agency,
Residential Housing
Finance Revenue	4.65	7/1/22	2,250,000	2,326,410
Minnesota Housing Finance Agency,
Residential Housing
Finance Revenue	4.85	7/1/31	2,000,000	2,032,440
Minnesota Housing Finance Agency,
Residential Housing
Finance Revenue	5.10	7/1/38	1,925,000	1,966,118
Minnesota Housing Finance Agency,
SFMR (Insured; National Public
Finance Guarantee Corp.)	5.45	1/1/22	265,000	275,886
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000	2,144,320
Minnesota Office of Higher
Education, Supplemental
Student Loan Program Revenue	5.00	11/1/29	1,750,000	1,916,670
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000	2,986,600
Northfield,
HR	5.38	11/1/31	1,240,000	1,283,016
Olmsted County,
GO Crossover Bonds	5.00	2/1/21	750,000	954,390
Ramsey,
LR (Pact Charter School Project)	6.75	12/1/33	1,000,000	1,017,170
Rochester,
GO Waste Water Revenue	5.00	2/1/24	1,795,000	2,253,658
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	4.50	11/15/21	1,000,000	1,194,980

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	5.00	11/15/38	1,000,000		1,117,100
Rosemount-Apple Valley-Eagan
Independent School District
Number 196, GO School Building
Bonds (Minnesota School
District Credit Enhancement
Program) (Insured; National
Public Finance Guarantee Corp.)	0.00	4/1/14	2,960,000	[b]	2,929,512
Saint Cloud,
Health Care Revenue
(CentraCare Health System)	5.13	5/1/30	1,000,000		1,083,870
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.50	5/1/39	2,000,000		2,176,820
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,000,000		1,003,400
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000		1,107,740
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/39	3,000,000		3,303,630
Saint Paul Housing and
Redevelopment Authority, MFHR
(Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000		2,003,120
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Parking
Facilities Project)	5.00	8/1/35	650,000		699,322
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		798,188

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Saint Paul Port Authority,
Revenue (Amherst H. Wilder
Foundation Project)	5.00	12/1/29	2,000,000		2,193,560
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[b]	2,857,747
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/26	4,625,000	[b]	2,773,936
Tobacco Securitization Authority
of Minnesota, Tobacco
Settlement Revenue Bonds	5.25	3/1/31	2,500,000		2,755,125
Todd, Morrison, Cass and Wadena
Counties United Hospital District,
Health Care Facility Revenue
(Lakewood Health System)	5.00	12/1/21	1,000,000		1,067,060
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,235,920
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,726,020
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000		2,693,110
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	2/1/32	610,000		611,013
Willmar,
GO, HR (Rice Memorial
Hospital Project)	5.00	2/1/24	1,000,000		1,201,670

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000	1,525,815
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.00	7/1/34	500,000	501,240
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000	2,555,300
U.S. Related—3.2%
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	500,000	500,355
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	2,000,000	2,059,320
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,250,000	1,412,250

Total Investments (cost $109,529,046)			97.5%	119,812,404
Cash and Receivables (Net)			2.5%	3,034,021
Net Assets			100.0%	122,846,425

a This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

16

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	9.3
AA		Aa		AA	45.4
A		A		A	34.1
BBB		Baa		BBB	8.2
Not Rated[c]		Not Rated[c]		Not Rated[c]	3.0
					100.0

† Based on total investments.
c Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund	17

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	109,529,046	119,812,404
Cash		4,411,153
Interest receivable		1,568,215
Receivable for shares of Beneficial Interest subscribed		10,651
Prepaid expenses		10,634
		125,813,057
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		87,012
Payable for investment securities purchased		2,716,514
Payable for shares of Beneficial Interest redeemed		104,581
Accrued expenses		58,525
		2,966,632
Net Assets ($)		122,846,425
Composition of Net Assets ($):
Paid-in capital		113,032,599
Accumulated net realized gain (loss) on investments		(469,532)
Accumulated net unrealized appreciation
(depreciation) on investments		10,283,358
Net Assets ($)		122,846,425

Net Asset Value Per Share
	Class A	Class C
Net Assets ($)	115,335,640	7,510,785
Shares Outstanding	7,336,211	476,966
Net Asset Value Per Share ($)	15.72	15.75

See notes to financial statements.

18

STATEMENT OF OPERATIONS
Year Ended April 30, 2012

Investment Income ($):
Interest Income	5,817,160
Expenses:
Management fee—Note 3(a)	662,547
Shareholder servicing costs—Note 3(c)	362,896
Distribution fees—Note 3(b)	54,826
Professional fees	54,692
Registration fees	25,419
Custodian fees—Note 3(c)	14,303
Prospectus and shareholders’ reports	13,440
Trustees’ fees and expenses—Note 3(d)	9,161
Loan commitment fees—Note 2	1,779
Miscellaneous	28,944
Total Expenses	1,228,007
Less—reduction in management fee due to undertaking—Note 3(a)	(80,471)
Less—reduction in fees due to earnings credits—Note 3(c)	(44)
Net Expenses	1,147,492
Investment Income—Net	4,669,668
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	814,789
Net unrealized appreciation (depreciation) on investments	6,942,267
Net Realized and Unrealized Gain (Loss) on Investments	7,757,056
Net Increase in Net Assets Resulting from Operations	12,426,724

See notes to financial statements.

The Fund	19

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2012[a]	2011
Operations ($):
Investment income—net	4,669,668	5,114,005
Net realized gain (loss) on investments	814,789	(172,230)
Net unrealized appreciation
(depreciation) on investments	6,942,267	(3,814,444)
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,426,724	1,127,331
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(4,397,461)	(4,816,772)
Class B Shares	(4,516)	(14,670)
Class C Shares	(225,322)	(241,492)
Total Dividends	(4,627,299)	(5,072,934)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,883,696	8,045,285
Class B Shares	—	15
Class C Shares	834,916	1,742,595
Dividends reinvested:
Class A Shares	3,629,567	3,923,862
Class B Shares	4,195	13,767
Class C Shares	164,592	170,973
Cost of shares redeemed:
Class A Shares	(12,386,275)	(20,746,996)
Class B Shares	(369,019)	(153,174)
Class C Shares	(963,476)	(1,709,604)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,201,804)	(8,713,277)
Total Increase (Decrease) in Net Assets	4,597,621	(12,658,880)
Net Assets ($):
Beginning of Period	118,248,804	130,907,684
End of Period	122,846,425	118,248,804

20

		Year Ended April 30,
	2012[a]	2011
Capital Share Transactions:
Class Ab
Shares sold	382,647	530,914
Shares issued for dividends reinvested	236,312	260,972
Shares redeemed	(808,978)	(1,397,916)
Net Increase (Decrease) in Shares Outstanding	(190,019)	(606,030)
Class Bb
Shares sold	—	1
Shares issued for dividends reinvested	277	914
Shares redeemed	(24,182)	(10,265)
Net Increase (Decrease) in Shares Outstanding	(23,905)	(9,350)
Class C
Shares sold	54,048	114,681
Shares issued for dividends reinvested	10,695	11,357
Shares redeemed	(62,910)	(114,213)
Net Increase (Decrease) in Shares Outstanding	1,833	11,825

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended April 30, 2012, 18,461 Class B shares representing $280,881 were automatically converted to 18,491 Class A shares and during the period ended April 30, 2011, 1,683 Class B shares representing $24,547 were automatically converted to 1,686 Class A shares.

See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	14.73	15.17	14.67	14.96	15.32
Investment Operations:
Investment income—net[a]	.60	.61	.60	.63	.64
Net realized and unrealized
gain (loss) on investments	.99	(.45)	.50	(.24)	(.36)
Total from Investment Operations	1.59	.16	1.10	.39	.28
Distributions:
Dividends from investment income—net	(.60)	(.60)	(.60)	(.62)	(.64)
Dividends from net realized
gain on investments	—	—	—	(.06)	—
Total Distributions	(.60)	(.60)	(.60)	(.68)	(.64)
Net asset value, end of period	15.72	14.73	15.17	14.67	14.96
Total Return (%)[b]	10.94	1.04	7.61	2.89	1.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97	.96	.94	.98	1.11
Ratio of net expenses
to average net assets	.91	.96	.94	.98	1.10
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	—	.02	.15
Ratio of net investment income
to average net assets	3.92	4.01	4.02	4.35	4.21
Portfolio Turnover Rate	9.95	15.17	12.88	14.21	14.69
Net Assets, end of period ($ x 1,000)	115,336	110,885	123,363	114,357	105,393

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

22

		Year Ended April 30,
Class C Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	14.76	15.19	14.70	14.98	15.35
Investment Operations:
Investment income—net[a]	.48	.49	.49	.51	.52
Net realized and unrealized
gain (loss) on investments	.99	(.43)	.48	(.21)	(.37)
Total from Investment Operations	1.47	.06	.97	.30	.15
Distributions:
Dividends from investment income—net	(.48)	(.49)	(.48)	(.52)	(.52)
Dividends from net realized
gain on investments	—	—	—	(.06)	—
Total Distributions	(.48)	(.49)	(.48)	(.58)	(.52)
Net asset value, end of period	15.75	14.76	15.19	14.70	14.98
Total Return (%)[b]	10.08	.35	6.72	2.18	1.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.73	1.72	1.71	1.75	1.86
Ratio of net expenses
to average net assets	1.67	1.72	1.71	1.75	1.86
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	—	.02	.15
Ratio of net investment income
to average net assets	3.16	3.25	3.25	3.57	3.44
Portfolio Turnover Rate	9.95	15.17	12.88	14.21	14.69
Net Assets, end of period ($ x 1,000)	7,511	7,012	7,039	6,057	4,867

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund	23

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers six series including the Dreyfus Minnesota Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Minnesota state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class B shares were subject to a CDSC imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years. The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

24

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

26

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	119,812,404	—	119,812,404

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

28

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $32,461, accumulated capital losses $599,658 and unrealized appreciation $10,413,484.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2012. If not applied, the carryover expires in fiscal 2018.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2012 and April 30, 2011 were as follows: tax exempt income $4,618,884 and $5,072,934 and ordinary income $8,415 and $0, respectively.

During the period ended April 30, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $42,369, increased accumulated net realized gain (loss) on investments by $31,960 and increased paid-in capital by $10,409. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed, from September 1, 2011 through July 31, 2012, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $80,471 during the period ended April 30, 2012.

30

During the period ended April 30, 2012, the Distributor retained $5,017 from commissions earned on sales of the fund’s Class A shares and $3 and $130 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares paid and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class B and Class C shares were charged $722 and $54,104, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class B shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A, Class B and Class C shares were charged $282,762, $361 and $18,035, respectively, pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $24,354 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $1,846 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $44.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $14,303 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $6,687 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $55,215, Rule 12b-1 distribution plan fees $4,569, shareholder services plan fees $25,098, custodian fees $5,012, chief compliance officer fees $2,122 and transfer agency per account fees $5,035, which are offset against an expense reimbursement currently in effect in the amount of $10,039.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

32

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2012, amounted to $11,788,979 and $16,990,545, respectively.

At April 30, 2012, the cost of investments for federal income tax purposes was $109,398,920 accordingly; accumulated net unrealized appreciation on investments was $10,413,484, consisting of $10,419,502 gross unrealized appreciation and $6,018 gross unrealized depreciation.

The Fund	33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2012

34

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2012 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Minnesota residents, Minnesota personal income taxes), except $8,415 that is being designated as an ordinary income distribution for reporting purposes.Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2012 calendar year on Form 1099-DIV which will be mailed in early 2013.

The Fund	35

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
Clifford L. Alexander, Jr. (78)
Board Member (1986)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 42
———————
David W. Burke (76)
Board Member (2007)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 74
———————
Peggy C. Davis (69)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 50

36

Diane Dunst (72)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques
No. of Portfolios for which Board Member Serves: 17
———————
Ernest Kafka (79)
Board Member (1986)
Principal Occupation During Past 5Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
No. of Portfolios for which Board Member Serves: 17
———————
Nathan Leventhal (69)
Board Member (1989)
Principal Occupation During Past 5Years:
• Commissioner, NYC Planning Commission (March 2007-November 2011)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 40
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Warren B. Rudman, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund	37

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 72 investment companies (comprised of 156 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

38

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (73 investment companies, comprised of 183 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor. From March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 69 investment companies (comprised of 179 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 2011.

The Fund	39

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus State
Municipal Bond Funds,
Dreyfus Ohio Fund

ANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
22	Financial Highlights
24	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
35	Important Tax Information
36	Board Members Information
38	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Ohio Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Ohio Fund, covering the 12-month period from May 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to benefit from positive supply-and-demand factors during the reporting period, enabling them to avoid some of the volatility affecting their taxable fixed-income counterparts.The supply of newly issued tax-exempt bonds remained muted when issuers responded to political pressure by reducing spending and borrowing, while demand remained robust from individual and institutional investors seeking competitive after-tax yields in a low interest-rate environment. Consequently, municipal bonds produced higher after-tax returns, on average, than most other fixed-income market sectors for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through April 30, 2012, as provided by David Belton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2012, the Class A and Class C shares of Dreyfus Ohio Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 12.78% and 11.91%, respectively.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Ohio, achieved a total return of 11.36% for the same period.2

Falling long-term interest rates and favorable supply-and-demand factors fueled gains among municipal bonds over the reporting period. The fund’s returns were higher than its benchmark, as a relatively long duration enabled the fund to participate more fully in gains posted by longer term securities.

As a side note, Jeffrey Burger has served as a primary portfolio manager of the fund since February 2012.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Ohio state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Ohio state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. In addition, we select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as health care, water and sewer, and municipal electric or dedicated tax-secured, based on our appraisal of relative values.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Rallied as Economic Concerns Eased

The reporting period began amid deteriorating investor sentiment as U.S. economic data proved disappointing, and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing. In addition, Greece appeared headed for default on its sovereign debt, and the crisis threatened other European nations.These worries intensified over the summer of 2011, culminating in the downgrade of one agency’s credit-rating of long-term U.S. government debt. Investors responded by flocking to traditional safe havens, driving long-term interest rates lower.

Better macroeconomic news cheered investors in the fall, and they responded by reaching for higher levels of income from riskier market sectors and credit-rating categories. As a result, lower rated municipal bonds that had been punished during the downturn led the market rebound, while higher quality bonds generally lagged market averages. Although stronger economic growth typically would support higher interest rates, longer term interest rates remained low due to Operation Twist, a stimulative program from the Federal Reserve Board (the “Fed”) involving massive purchases of long-term U.S.Treasury securities.

Positive supply-and-demand forces also buoyed municipal bond prices. New issuance volumes fell sharply in 2011 after a flood of new supply in late 2010, and political pressure subsequently led to austerity programs and reduced borrowing for capital projects. Meanwhile, demand remained robust from individual and institutional investors.

From a credit-quality perspective, Ohio’s economy has remained under pressure, but it has shown improvement as manufacturing activity increased.Tax receipts have trended upwards, and the state cut spending, helping to ease fiscal concerns.

Longer Duration Bolstered Relative Performance

The fund participated fully in the market’s gains over the reporting period due to a relatively long average duration during a time of falling long-term interest rates.The fund’s credit selection strategy also produced positive results, with particularly strong contributions from municipal bonds backed by revenues from hospitals, education institutions, special taxes and the state’s settlement of litigation with U.S. tobacco companies.

4

The fund’s holdings of Puerto Rico bonds, which are exempt from Ohio state taxes, also fared well, as did underweighted exposure to general obligation bonds, escrowed bonds and securities backed by revenues from electric utilities.

On the other hand, the fund’s relative performance was undermined to a degree by an overweighted position in bonds issued on behalf of municipal water facilities.

Prepared for a Changing Market Environment

We have been encouraged by improved data, but the U.S. and Ohio economies remain vulnerable to unexpected shocks and uncertainty regarding future Fed policy. In addition, we believe that higher yielding bonds have become more richly valued after recent rallies. Consequently, we have continued to emphasize higher quality bonds backed by revenues from essential municipal services, and we intend to reduce the fund’s sensitivity to interest-rate risks by trimming its holdings of bonds with early redemption provisions that could be exercised over the next several years. In our judgment, these are prudent strategies as economic and market conditions continue to evolve.

May 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Ohio residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A and Class C shares of Dreyfus State Municipal
Bond Funds, Dreyfus Ohio Fund on 4/30/02 to a $10,000 investment made in the Barclays Municipal Bond Index
(the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund invests primarily in Ohio municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A and
Class C shares.The Index is not limited to investments principally in Ohio municipal obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market
overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/12

	1Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	7.74%	3.22%	3.84%
without sales charge	12.78%	4.18%	4.32%
Class C shares
with applicable redemption charge †	10.91%	3.40%	3.54%
without redemption	11.91%	3.40%	3.54%
Barclays Municipal Bond Index	11.36%	5.60%	5.38%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C
Expenses paid per $1,000†	$4.88	$8.81
Ending value (after expenses)	$1,064.40	$1,060.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C
Expenses paid per $1,000†	$4.77	$8.62
Ending value (after expenses)	$1,020.14	$1,016.31

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A and 1.72% for Class C, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
April 30, 2012

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.2%	Rate (%)	Date	Amount ($)	Value ($)
Ohio—82.7%
Akron,
GO	6.00	12/1/12	345,000	356,682
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000	2,818,650
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/16	700,000	719,761
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/21	730,000	780,217
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/25	500,000	512,230
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/30	400,000	398,784
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/35	1,000,000	964,400
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,475,000	2,023,238
Butler County,
Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	2,000,000	2,355,780
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	2,000,000	2,117,560
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000	2,801,852
Cincinnati,
Water System Revenue	5.00	12/1/23	2,275,000	2,794,542

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Cincinnati State Technical and
Community College, General
Receipts Bonds (Insured;
AMBAC) (Prerefunded)	5.25	10/1/13	2,375,000	[a]	2,537,331
Cleveland,
Airport System Revenue	5.00	1/1/20	1,500,000		1,709,070
Cleveland,
Airport System Revenue	5.00	1/1/31	1,000,000		1,061,760
Cleveland,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/21	8,000,000		10,040,800
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland Museum
of Art Project)	5.00	10/1/22	2,500,000		2,996,375
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.00	12/1/18	1,245,000		1,271,805
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,655,000		3,710,081
Columbus,
Limited Tax GO	5.00	7/15/14	1,270,000		1,400,112
Cuyahoga Community College
District, General Receipts Bonds	5.00	8/1/25	2,500,000		2,872,925
Franklin County,
Hospital Facilities Revenue
(OhioHealth Corporation)	5.00	11/15/20	700,000		843,934
Franklin County,
Hospital Improvement Revenue
(Nationwide Children’s
Hospital Project)	5.00	11/1/34	3,850,000		4,119,308
Hamilton County,
Sales Tax Revenue
(Insured; AMBAC)	0.00	12/1/27	10,000,000	[b]	4,933,400

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Hancock County,
Hospital Facilities Revenue
(Blanchard Valley Regional
Health Center)	5.00	12/1/21	1,500,000		1,673,655
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/13	1,655,000	[b]	1,639,029
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/14	1,655,000	[b]	1,619,302
Kent State University,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/25	2,000,000		2,254,320
Lucas County,
HR (ProMedica Healthcare
Obligated Group)	5.75	11/15/31	1,200,000		1,412,604
Massillon City School District,
GO (Various Purpose
Improvement) (Insured;
National Public
Finance Guarantee
Corp.) (Prerefunded)	5.00	12/1/12	1,150,000	[a]	1,182,396
Miami University,
General Receipts
Revenue Bonds	5.00	9/1/22	2,140,000		2,607,825
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,500,000		2,668,575
Ohio,
Common Schools GO Bonds	5.00	9/15/18	3,500,000		4,283,055
Ohio,
Common Schools GO Bonds	5.00	9/15/18	1,500,000		1,835,595
Ohio,
Common Schools GO Bonds	5.00	9/15/21	1,000,000		1,253,720
Ohio,
HR (Cleveland Clinic Health
System Obligated Group)	5.00	1/1/25	1,210,000		1,376,157

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
FGIC) (Prerefunded)	5.00	5/1/13	2,000,000	[a]	2,095,600
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System
Obligated Group)	5.50	1/1/43	3,000,000		3,247,410
Ohio Higher Educational Facility
Commission, Revenue (Case
Western Reserve University
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,789,965
Ohio State University,
General Receipts Bonds	5.25	6/1/23	525,000		550,342
Ohio State University,
General Receipts Bonds	5.00	12/1/23	1,000,000		1,257,220
Ohio State University,
General Receipts Bonds
(Prerefunded)	5.25	6/1/13	2,100,000	[a]	2,213,043
Ohio University,
General Receipts Bonds	5.00	12/1/19	2,560,000		3,131,520
Ohio Water Development Authority,
Water Pollution Control Loan Fund
Revenue (Water Quality Series)	5.00	12/1/15	1,450,000		1,681,957
Ohio Water Development Authority,
Water Pollution Control Loan Fund
Revenue (Water Quality Series)	5.00	12/1/18	3,710,000		4,596,987
Ohio Water Development Authority,
Water Pollution Control Loan Fund
Revenue (Water Quality Series)	5.00	12/1/23	2,000,000		2,392,660
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	2,020,000	[c]	1,785,599
Richland County,
GO Correctional Facilities
Bonds (Insured; Assured
Guaranty Municipal Corp.)	6.00	12/1/28	400,000		463,836

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Summit County Port Authority,
Development Revenue
(Bond Fund Program-Twinsburg
Township Project)	5.13	5/15/25	385,000		375,733
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000		958,630
Toledo-Lucas County Port
Authority, Development
Revenue (Northwest Ohio
Bond Fund—Midwest
Terminals Project)	6.00	11/15/27	1,620,000		1,603,022
Toledo-Lucas County Port
Authority, Development
Revenue (Northwest Ohio
Bond Fund—Toledo Express
Airport Project)	6.38	11/15/32	2,425,000		2,449,856
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/28	1,500,000		1,669,860
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000		1,106,110
University of Cincinnati,
General Receipts Bonds	5.00	6/1/22	1,535,000		1,891,841
University of Cincinnati,
General Receipts Bonds
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	6/1/12	1,040,000	[a]	1,044,326
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,884,197
Warren,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/15	1,190,000		1,261,174
Wright State University,
General Receipts Bonds	5.00	5/1/22	1,000,000		1,160,620

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—15.5%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	[b]	902,375
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,033,970
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	900,000		913,293
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	500,000		500,355
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/17	1,000,000		1,099,880
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/39	1,500,000		1,556,085
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,000,000		1,029,660
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,000,000		1,114,810
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/23	1,000,000		1,054,070
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty
Municipal Corp.)	5.50	7/1/31	3,370,000		3,915,906
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000		1,070,510
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,000,000		2,290,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,750,000		1,977,150

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts
Taxes Loan Note)	6.38	10/1/19	2,800,000	2,809,296
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	1,500,000	1,613,505
Total Long-Term Municipal Investments
(cost $136,661,840)				145,439,203

Short-Term Municipal
Investment—.6%
Ohio;
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; JPMorgan Chase Bank)
(cost $900,000)	0.24	5/1/12	900,000 [d]	900,000

Total Investments (cost $137,561,840)			98.8%	146,339,203
Cash and Receivables (Net)			1.2%	1,815,412
Net Assets			100.0%	148,154,615

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2012, this security was valued at $1,785,599 or 1.2% of net assets.
d Variable rate demand note—rate shown is the interest rate in effect at April 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

16

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	8.8
AA		Aa		AA	47.7
A		A		A	13.8
BBB		Baa		BBB	14.8
BB		Ba		BB	.6
B		B		B	1.4
F1		MIG1/P1		SP1/A1	.6
Not Rated[e]		Not Rated[e]		Not Rated[e]	12.3
					100.0

† Based on total investments.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund	17

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	137,561,840	146,339,203
Interest receivable		2,148,014
Receivable for shares of Beneficial Interest subscribed		4,528
Prepaid expenses		8,892
		148,500,637
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		115,016
Cash overdraft due to Custodian		51,818
Payable for shares of Beneficial Interest redeemed		121,503
Accrued expenses		57,685
		346,022
Net Assets ($)		148,154,615
Composition of Net Assets ($):
Paid-in capital		143,006,768
Accumulated net realized gain (loss) on investments		(3,629,516)
Accumulated net unrealized appreciation
(depreciation) on investments		8,777,363
Net Assets ($)		148,154,615

Net Asset Value Per Share
	Class A	Class C
Net Assets ($)	141,399,765	6,754,850
Shares Outstanding	11,257,113	536,835
Net Asset Value Per Share ($)	12.56	12.58

See notes to financial statements.

18

STATEMENT OF OPERATIONS
Year Ended April 30, 2012

Investment Income ($):
Interest Income	6,443,111
Expenses:
Management fee—Note 3(a)	781,779
Shareholder servicing costs—Note 3(c)	428,425
Professional fees	55,630
Distribution fees—Note 3(b)	49,407
Registration fees	22,763
Custodian fees—Note 3(c)	16,611
Prospectus and shareholders’ reports	13,661
Trustees’ fees and expenses—Note 3(d)	6,294
Loan commitment fees—Note 2	2,083
Miscellaneous	28,885
Total Expenses	1,405,538
Less—reduction in fees due to earnings credits—Note 3(c)	(71)
Net Expenses	1,405,467
Investment Income—Net	5,037,644
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	260,574
Net unrealized appreciation (depreciation) on investments	11,732,706
Net Realized and Unrealized Gain (Loss) on Investments	11,993,280
Net Increase in Net Assets Resulting from Operations	17,030,924

See notes to financial statements.

The Fund	19

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2012[a]	2011
Operations ($):
Investment income—net	5,037,644	6,336,225
Net realized gain (loss) on investments	260,574	1,505,777
Net unrealized appreciation
(depreciation) on investments	11,732,706	(7,553,992)
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,030,924	288,010
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(4,824,654)	(6,051,110)
Class B Shares	(5,924)	(18,188)
Class C Shares	(180,018)	(237,028)
Total Dividends	(5,010,596)	(6,306,326)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	8,638,593	3,125,217
Class B Shares	407	1,354
Class C Shares	512,782	412,950
Dividends reinvested:
Class A Shares	3,860,086	4,751,657
Class B Shares	4,942	15,486
Class C Shares	154,460	193,976
Cost of shares redeemed:
Class A Shares	(14,452,209)	(20,279,883)
Class B Shares	(337,071)	(355,671)
Class C Shares	(472,221)	(1,845,421)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,090,231)	(13,980,335)
Total Increase (Decrease) in Net Assets	9,930,097	(19,998,651)
Net Assets ($):
Beginning of Period	138,224,518	158,223,169
End of Period	148,154,615	138,224,518

20

		Year Ended April 30,
	2012[a]	2011
Capital Share Transactions:
Class Ab
Shares sold	701,424	262,963
Shares issued for dividends reinvested	318,312	402,314
Shares redeemed	(1,195,366)	(1,739,032)
Net Increase (Decrease) in Shares Outstanding	(175,630)	(1,073,755)
Class Bb
Shares sold	34	113
Shares issued for dividends reinvested	413	1,307
Shares redeemed	(27,667)	(30,287)
Net Increase (Decrease) in Shares Outstanding	(27,220)	(28,867)
Class C
Shares sold	42,538	34,351
Shares issued for dividends reinvested	12,726	16,386
Shares redeemed	(38,787)	(158,291)
Net Increase (Decrease) in Shares Outstanding	16,477	(107,554)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended April 30, 2012, 18,578 Class B shares representing $227,464 were automatically converted to 18,573 Class A shares and during the period ended April 30, 2011, 4,334 Class B shares representing $50,966 were automatically converted to 4,332 Class A shares.

See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	11.54	11.99	11.53	12.20	12.63
Investment Operations:
Investment income—net[a]	.43	.50	.53	.54	.52
Net realized and unrealized
gain (loss) on investments	1.02	(.45)	.46	(.67)	(.43)
Total from Investment Operations	1.45	.05	.99	(.13)	.09
Distributions:
Dividends from investment income—net	(.43)	(.50)	(.53)	(.54)	(.52)
Net asset value, end of period	12.56	11.54	11.99	11.53	12.20
Total Return (%)[b]	12.78	.38	8.71	(1.00)	.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	.96	.97	1.06	1.07
Ratio of net expenses
to average net assets	.95	.96	.97	1.06	1.06
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	.02	.04	.11	.14
Ratio of net investment income
to average net assets	3.58	4.24	4.47	4.64	4.19
Portfolio Turnover Rate	27.12	15.63	15.70	7.73	12.00
Net Assets, end of period ($ x 1,000)	141,400	131,897	150,006	150,007	167,683

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

22

		Year Ended April 30,
Class C Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	11.56	12.02	11.55	12.23	12.65
Investment Operations:
Investment income—net[a]	.34	.41	.44	.45	.43
Net realized and unrealized
gain (loss) on investments	1.02	(.46)	.47	(.68)	(.42)
Total from Investment Operations	1.36	(.05)	.91	(.23)	.01
Distributions:
Dividends from investment income—net	(.34)	(.41)	(.44)	(.45)	(.43)
Net asset value, end of period	12.58	11.56	12.02	11.55	12.23
Total Return (%)[b]	11.91	(.44)	7.97	(1.82)	.07
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72	1.72	1.73	1.82	1.83
Ratio of net expenses
to average net assets	1.72	1.72	1.73	1.81	1.83
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	.02	.04	.11	.14
Ratio of net investment income
to average net assets	2.81	3.48	3.71	3.88	3.43
Portfolio Turnover Rate	27.12	15.63	15.70	7.73	12.00
Net Assets, end of period ($ x 1,000)	6,755	6,014	7,545	7,044	7,805

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund	23

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company currently offering six series, including the Dreyfus Ohio Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Ohio state income tax, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class B shares were subject to a CDSC imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years.The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares.Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

24

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

26

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	146,339,203	—	146,339,203

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the

28

extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $66,059, accumulated capital losses $3,710,417 and unrealized appreciation $8,858,264.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2012. If not applied, $45,597 of the carryover expires in fiscal 2013, $91,735 expires in fiscal 2016, $197,779 expires in fiscal 2017 and $3,375,306 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2012 and April 30, 2011 were as follows: tax exempt income $5,010,596 and $6,296,704 and ordinary income $0 and $9,622 respectively.

During the period ended April 30, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $27,048 and increased accumulated net realized gain (loss) on investments by the same amount.Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

30

During the period ended April 30, 2012, the Distributor retained $2,447 from commissions earned on sales of the fund’s Class A shares and $98 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares paid and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class B and Class C shares were charged $1,012 and $48,395, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class B shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A, Class B and Class C shares were charged $338,716, $506 and $16,132, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $36,853 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash man-

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

agement fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $2,951 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $71.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $16,611 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $6,687 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $66,431, Rule 12b-1 distribution plan fees $4,124, shareholder services plan fees $30,196, custodian fees $6,124, chief compliance officer fees $2,122 and transfer agent per account fees $6,019.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

32

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2012, amounted to $37,687,914 and $40,125,154, respectively.

At April 30, 2012, the cost of investments for federal income tax purposes was $137,480,939; accordingly, accumulated net unrealized appreciation on investments was $8,858,264, consisting of $9,546,596 gross unrealized appreciation and $688,332 gross unrealized depreciation.

The Fund	33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2012

34

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2012 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are Ohio residents, Ohio personal income taxes).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2012 calendar year on Form 1099-DIV which will be mailed in early 2013.

The Fund	35

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
Clifford L. Alexander, Jr. (78)
Board Member (1986)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 42
———————
David W. Burke (76)
Board Member (2007)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 74
———————
Peggy C. Davis (69)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 50

36

Diane Dunst (72)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques
No. of Portfolios for which Board Member Serves: 17
———————
Ernest Kafka (79)
Board Member (1986)
Principal Occupation During Past 5Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
No. of Portfolios for which Board Member Serves: 17
———————
Nathan Leventhal (69)
Board Member (1989)
Principal Occupation During Past 5Years:
• Commissioner, NYC Planning Commission (March 2007-November 2011)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 40
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Warren B. Rudman, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund	37

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 72 investment companies (comprised of 156 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

38

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (73 investment companies, comprised of 183 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor. From March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 69 investment companies (comprised of 179 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 2011.

The Fund	39

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

ANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
28	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm
39	Important Tax Information
40	Board Members Information
42	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Pennsylvania Fund, covering the 12-month period from May 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to benefit from positive supply-and-demand factors during the reporting period, enabling them to avoid some of the volatility affecting their taxable fixed-income counterparts.The supply of newly issued tax-exempt bonds remained muted when issuers responded to political pressure by reducing spending and borrowing, while demand remained robust from individual and institutional investors seeking competitive after-tax yields in a low interest-rate environment. Consequently, municipal bonds produced higher after-tax returns, on average, than most other fixed-income market sectors for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through April 30, 2012, as provided by Steven Harvey and Daniel Rabasco, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2012, the Class A, Class C and Class Z shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 11.40%, 10.56% and 11.64%, respectively.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 11.36% for the same period.2

Falling long-term interest rates and favorable supply-and-demand factors fueled strong performance among municipal bonds over the reporting period. The fund produced returns that were roughly in line with its benchmark, as strong results from revenue-backed bonds were balanced by shortfalls among bonds with maturities of five years or less.

As a side note, Daniel Rabasco has served as a primary portfolio manager of the fund since February 2012.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state personal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

among various sectors, such as pre-refunded, general obligation and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Municipal Bonds Rallied as Economic Concerns Eased

The reporting period began amid deteriorating investor sentiment as U.S. economic data proved disappointing, and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing. In addition, Greece appeared headed for default on its sovereign debt, and the crisis threatened other European nations. These worries intensified over the summer of 2011, culminating in the downgrade of one agency’s credit-rating of long-term U.S. government debt. Investors responded by flocking to traditional safe havens, driving long-term interest rates lower.

Better macroeconomic news cheered investors in the fall, and they responded by reaching for higher levels of income from riskier market sectors and credit-rating categories. As a result, municipal bonds that had been punished during the downturn led the market rebound, while higher quality bonds generally lagged market averages. While stronger economic growth typically would support higher interest rates, longer term interest rates remained low due to Operation Twist, a stimulative program from the Federal Reserve Board (the “Fed”) involving massive purchases of long-term U.S.Treasury securities.

Positive supply-and-demand forces also buoyed municipal bond prices. New issuance volumes fell sharply in 2011 after a flood of new supply in late 2010, and political pressure subsequently led to austerity programs and reduced borrowing for capital projects. Meanwhile, demand remained robust from individual and institutional investors.

From a credit quality perspective, Pennsylvania continued to exhibit sound credit and financial conditions. Tax receipts have trended upwards, and the state cut spending, helping to ease fiscal concerns.

Credit Selection Strategy Supported Relative Performance

The fund participated fully in the market’s gains over the reporting period as our credit selection strategy proved effective in identifying undervalued areas of the market. Overweighted exposure to revenue-backed bonds, and an underweighted position in general obligation bonds, buoyed relative performance when investors reached for higher yields. More specifically, the fund benefited from municipal bonds issued on behalf of hospitals, airports and industrial development projects.The fund’s holdings of Puerto Rico bonds, which are exempt from Pennsylvania state taxes, also fared well, as did overweighted exposure to securities with BBB and A credit ratings.

On the other hand, the fund’s relative performance was undermined to a degree by its holdings with maturities of five years or less, which gained less value than their longer dated counterparts.

Prepared for a Changing Market Environment

We have been encouraged by recently improved data, but the U.S. and Pennsylvania economies remain vulnerable to unexpected shocks and uncertainty regarding future Fed policy. In addition, we believe that higher yielding bonds have become more richly valued after recent rallies. Consequently, we have placed greater emphasis on higher quality bonds backed by revenues from essential municipal services, and we intend to reduce the fund’s sensitivity to interest-rate risks by trimming its holdings of bonds with early redemption provisions that could be exercised over the next several years. In our judgment, these are prudent strategies as economic and market conditions continue to evolve.

May 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A and Class C shares of Dreyfus State Municipal
Bond Funds, Dreyfus Pennsylvania Fund on 4/30/02 to a $10,000 investment made in the Barclays Municipal Bond
Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund invests primarily in Pennsylvania municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A and Class C shares. Performance for Class Z shares will vary from the performance of Class A and Class C shares shown above due to differences in charges and expenses.The Index is not limited to investments principally in Pennsylvania municipal obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 4/30/12

	Inception				From
	Date	1Year	5 Years	10 Years	Inception
Class A shares
with maximum sales charge (4.5%)	7/30/87	6.39%	3.73%	4.35%	—
without sales charge	7/30/87	11.40%	4.69%	4.84%	—
Class C shares
with applicable redemption charge †	8/15/95	9.56%	3.91%	4.06%	—
without redemption	8/15/95	10.56%	3.91%	4.06%	—
Class Z shares	11/29/07	11.64%	—	—	5.31%
Barclays Municipal Bond Index	11/30/07	11.36%	5.60%	5.38%	5.90%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of
11/30/07 is used as the beginning value on 11/29/07 (the inception date for Class Z shares).

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.81	$8.63	$3.74
Ending value (after expenses)	$1,056.40	$1,053.00	$1,058.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.72	$8.47	$3.67
Ending value (after expenses)	$1,020.19	$1,016.46	$1,021.23

† Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.69% for Class C and .73%
for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period).

STATEMENT OF INVESTMENTS
April 30, 2012

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.9%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania—85.6%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/25	1,000,000	1,131,690
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/26	1,000,000	1,120,540
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000	1,125,710
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/24	2,000,000	2,437,060
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000	1,085,271
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	1,305,000	1,558,209
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/19	1,500,000	1,788,705
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/28	1,575,000	1,733,004
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/29	1,250,000	1,418,437
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,225,000	5,286,237
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000	482,880
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000	886,424

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Centre County Hospital Authority,
HR (Mount Nittany Medical Center
Project) (Insured; Assured
Guaranty Municipal Corp.)	6.13	11/15/39	2,000,000		2,099,040
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000	[a]	1,540,700
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,600,000		1,597,840
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/25	2,195,000		2,330,366
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes
Obligated Group Project)	5.35	1/1/20	515,000		520,593
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes
Obligated Group Project)	5.45	1/1/21	885,000		893,779
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center Project)	6.00	1/1/25	2,780,000		2,766,823
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/37	3,165,000		3,260,710
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000		1,650,660
Delaware River Port Authority,
Revenue	5.00	1/1/35	1,500,000		1,622,340
Donegal School District,
GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000		2,401,402

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000		1,068,580
Harrisburg Authority,
University Revenue
(The Harrisburg
University of Science
and Technology Project)	6.00	9/1/36	300,000		244,824
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/16	1,000,000	[a]	780,130
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/18	2,750,000	[a]	1,904,485
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/18	2,750,000	[a]	1,841,262
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/19	2,750,000	[a]	1,731,125
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/20	2,750,000	[a]	1,672,027
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/20	2,500,000	[a]	1,473,500
McKeesport Area
School District, GO
(Insured; AMBAC)	0.00	10/1/21	2,915,000	[a]	2,364,386
McKeesport Municipal Authority,
Sewer Revenue (Insured;
Assured Guaranty
Municipal Corp.)	5.00	12/15/20	1,230,000		1,466,369

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/15	1,035,000		1,052,843
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/16	50,000		50,802
Neshaminy School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/15/16	1,250,000		1,349,312
Norristown,
GO (Insured; Radian)	0.00	12/15/13	735,000	[a]	713,156
Northampton County Industrial
Development Authority,
Mortgage Revenue (Moravian
Hall Square Project)
(Insured; Radian)	5.00	7/1/17	1,890,000		1,892,589
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.38	7/1/18	1,525,000		1,906,098
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,096,070
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/13	1,105,000		1,108,470
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/22	1,200,000	[a]	790,836
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/23	3,790,000	[a]	2,348,928
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/24	3,790,000	[a]	2,196,343

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/25	3,790,000	[a]	2,066,876
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)	5.00	8/1/21	3,000,000		3,564,720
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University Foundation
Student Housing Project at
Edinboro University
of Pennsylvania)	5.88	7/1/38	2,000,000		2,092,840
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/31	1,300,000		1,500,304
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,083,790
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.25	8/15/25	1,000,000		1,161,420
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,914,350
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,285,000		2,415,862
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	1,380,000		1,388,446
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	805,000		817,011
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000		5,092,900
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	3,000,000		3,048,000

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	1,875,000	1,888,687
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,000,000	1,159,340
Pennsylvania State University,
Revenue	5.00	3/1/35	2,000,000	2,222,060
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate
Special Revenue	5.00	12/1/37	2,000,000	2,200,540
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	4,125,000	4,407,810
Pennsylvania Turnpike Commission,
Turnpike Revenue
(Insured; AMBAC)	5.00	12/1/22	1,815,000	2,066,541
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	1,030,000	1,105,118
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	3,000,000	3,485,400
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000	2,732,425
Philadelphia,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/25	510,000	526,289
Philadelphia,
Gas Works Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/22	2,000,000	2,060,900
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	1,500,000	1,692,525
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/14	2,000,000	2,066,500

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Philadelphia,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.60	8/1/18	800,000	981,912
Philadelphia Authority for
Industrial Development,
Revenue (Independence
Charter School Project)	5.50	9/15/37	1,700,000	1,550,706
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers
Charter School Project)	5.15	5/1/27	1,230,000	1,153,654
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers
Charter School Project)	5.25	5/1/37	1,715,000	1,521,205
Philadelphia Hospitals and Higher
Education Facilities Authority, HR
(The Children’s Hospital of
Philadelphia Project)	5.00	7/1/25	1,800,000	2,070,306
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/21	1,685,000	1,728,776
Philadelphia Municipal Authority,
LR (Insured; Assured Guaranty
Municipal Corp.)	5.25	11/15/15	2,115,000	2,219,967
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; National Public
Finance Guarantee Corp.)	5.50	4/15/18	3,600,000	3,600,540
Philadelphia School District,
GO	5.25	9/1/23	1,000,000	1,154,610
Philadelphia School District,
GO	6.00	9/1/38	1,000,000	1,135,140

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park Court
Project) (Collateralized; GNMA)	4.90	11/20/47	1,265,000	1,289,250
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000	2,171,980
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,140,000	1,144,036
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000	3,406,710
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/17	1,055,000	1,133,872
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	1,110,000	1,190,431
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project)
(Insured; XLCA)	5.25	3/15/25	3,360,000	3,649,498
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/18	545,000	563,334
Wayne Memorial Hospital and Health
Facilities Authority, County
Guaranteed HR (Wayne Memorial
Hospital Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/16	2,135,000	2,196,061

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/22	710,000	804,331
West Shore Area Authority,
HR (Holy Spirit Hospital of
the Sisters of Christian
Charity Project)	6.00	1/1/26	2,000,000	2,284,960
Westmoreland County Industrial
Development Authority,
Health System Revenue
(Excela Health Project)	5.00	7/1/25	2,390,000	2,537,917
Wilson Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	3/15/16	1,300,000	1,322,360
U.S. Related—12.3%
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,087,330
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	1,033,970
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	320,000	328,051
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,024,190
Puerto Rico Aqueduct
and Sewer Authority,
Senior Lien Revenue	6.00	7/1/44	2,500,000	2,635,850
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000	1,067,490
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,500,000	1,645,560
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,116,720
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,000,000	2,121,120

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,185,000	1,220,147
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000	1,529,325
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,170,000	1,257,645
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,690,000	1,935,050
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,694,700
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,935,450
Virgin Islands Public Finance
Authority, Revenue
(Virgin Islands Matching
Fund Loan Note)	5.00	10/1/25	1,000,000	1,075,670

Total Investments (cost $177,554,802)			97.9%	189,071,033

Cash and Receivables (Net)			2.1%	4,023,430

Net Assets			100.0%	193,094,463

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	19

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	3.5
AA		Aa		AA	47.9
A		A		A	22.4
BBB		Baa		BBB	21.7
BB		Ba		BB	1.5
Not Rated[b]		Not Rated[b]		Not Rated[b]	3.0
					100.0

† Based on total investments.
b Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		177,554,802	189,071,033
Cash			2,485,323
Interest receivable			2,336,134
Receivable for shares of Beneficial Interest subscribed			25,618
Prepaid expenses			12,342
			193,930,450
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			140,396
Payable for shares of Beneficial Interest redeemed			625,667
Accrued expenses			69,924
			835,987
Net Assets ($)			193,094,463
Composition of Net Assets ($):
Paid-in capital			182,499,297
Accumulated net realized gain (loss) on investments			(921,065)
Accumulated net unrealized appreciation
(depreciation) on investments			11,516,231
Net Assets ($)			193,094,463

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	129,696,704	5,580,119	57,817,640
Shares Outstanding	7,813,640	336,026	3,483,797
Net Asset Value Per Share ($)	16.60	16.61	16.60

See notes to financial statements.

The Fund	21

STATEMENT OF OPERATIONS

Year Ended April 30, 2012

Investment Income ($):
Interest Income	9,188,513
Expenses:
Management fee—Note 3(a)	1,038,980
Shareholder servicing costs—Note 3(c)	474,998
Professional fees	56,167
Distribution fees—Note 3(b)	39,396
Registration fees	25,327
Custodian fees—Note 3(c)	20,306
Prospectus and shareholders’ reports	17,063
Trustees’ fees and expenses—Note 3(d)	8,198
Loan commitment fees—Note 2	2,749
Miscellaneous	37,699
Total Expenses	1,720,883
Less—reduction in fees due to earnings credits—Note 3(c)	(131)
Net Expenses	1,720,752
Investment Income—Net	7,467,761
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	729,628
Net unrealized appreciation (depreciation) on investments	12,204,429
Net Realized and Unrealized Gain (Loss) on Investments	12,934,057
Net Increase in Net Assets Resulting from Operations	20,401,818

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2012[a]	2011
Operations ($):
Investment income—net	7,467,761	8,055,270
Net realized gain (loss) on investments	729,628	1,040,561
Net unrealized appreciation
(depreciation) on investments	12,204,429	(6,692,501)
Net Increase (Decrease) in Net Assets
Resulting from Operations	20,401,818	2,403,330
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(4,984,261)	(5,376,793)
Class B Shares	(5,584)	(24,006)
Class C Shares	(160,859)	(190,171)
Class Z Shares	(2,284,061)	(2,413,396)
Net realized gain on investments:
Class A Shares	(159,116)	—
Class B Shares	(204)	—
Class C Shares	(6,089)	—
Class Z Shares	(68,483)	—
Total Dividends	(7,668,657)	(8,004,366)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	7,494,115	4,994,963
Class B Shares	94	—
Class C Shares	837,923	891,982
Class Z Shares	3,604,872	2,811,464
Dividends reinvested:
Class A Shares	3,989,197	4,072,109
Class B Shares	5,106	20,126
Class C Shares	133,896	147,547
Class Z Shares	1,829,790	1,933,123
Cost of shares redeemed:
Class A Shares	(14,715,487)	(19,007,750)
Class B Shares	(347,555)	(817,109)
Class C Shares	(860,472)	(1,813,555)
Class Z Shares	(5,357,270)	(6,248,916)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,385,791)	(13,016,016)
Total Increase (Decrease) in Net Assets	9,347,370	(18,617,052)
Net Assets ($):
Beginning of Period	183,747,093	202,364,145
End of Period	193,094,463	183,747,093

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS (continued)

		Year Ended April 30,
	2012[a]	2011
Capital Share Transactions:
Class Ab
Shares sold	461,144	314,640
Shares issued for dividends reinvested	246,671	256,706
Shares redeemed	(907,084)	(1,202,914)
Net Increase (Decrease) in Shares Outstanding	(199,269)	(631,568)
Class Bb
Shares sold	6	—
Shares issued for dividends reinvested	319	1,261
Shares redeemed	(21,476)	(51,232)
Net Increase (Decrease) in Shares Outstanding	(21,151)	(49,971)
Class C
Shares sold	51,159	54,981
Shares issued for dividends reinvested	8,276	9,289
Shares redeemed	(53,812)	(115,073)
Net Increase (Decrease) in Shares Outstanding	5,623	(50,803)
Class Z
Shares sold	221,045	178,294
Shares issued for dividends reinvested	113,152	121,889
Shares redeemed	(332,809)	(400,565)
Net Increase (Decrease) in Shares Outstanding	1,388	(100,382)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended April 30, 2012, 11,168 Class B shares representing $178,651 were automatically converted to 11,154 Class A shares and during the period ended April 30, 2011, 33,362 Class B shares representing $535,080 were automatically converted to 33,333 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	15.51	15.96	15.28	15.67	16.19
Investment Operations:
Investment income—net[a]	.63	.65	.66	.65	.64
Net realized and unrealized
gain (loss) on investments	1.11	(.46)	.67	(.40)	(.53)
Total from Investment Operations	1.74	.19	1.33	.25	.11
Distributions:
Dividends from investment income—net	(.63)	(.64)	(.65)	(.64)	(.63)
Dividends from net realized
gain on investments	(.02)	—	—	—	—
Total Distributions	(.65)	(.64)	(.65)	(.64)	(.63)
Net asset value, end of period	16.60	15.51	15.96	15.28	15.67
Total Return (%)[b]	11.40	1.21	8.85	1.75	.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	.96	.94	.96	.99
Ratio of net expenses
to average net assets	.95	.96	.94	.96	.98
Ratio of net investment income
to average net assets	3.91	4.09	4.17	4.27	4.02
Portfolio Turnover Rate	10.69	18.40	10.93	16.60	15.47
Net Assets, end of period ($ x 1,000)	129,697	124,286	137,969	130,611	138,054

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class C Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	15.52	15.97	15.29	15.68	16.20
Investment Operations:
Investment income—net[a]	.51	.53	.54	.53	.52
Net realized and unrealized
gain (loss) on investments	1.11	(.45)	.67	(.39)	(.53)
Total from Investment Operations	1.62	.08	1.21	.14	(.01)
Distributions:
Dividends from investment income—net	(.51)	(.53)	(.53)	(.53)	(.51)
Dividends from net realized
gain on investments	(.02)	—	—	—	—
Total Distributions	(.53)	(.53)	(.53)	(.53)	(.51)
Net asset value, end of period	16.61	15.52	15.97	15.29	15.68
Total Return (%)[b]	10.56	.46	8.03	1.00	(.04)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	1.70	1.69	1.70	1.73
Ratio of net expenses
to average net assets	1.71	1.70	1.69	1.69	1.72
Ratio of net investment income
to average net assets	3.16	3.34	3.41	3.54	3.27
Portfolio Turnover Rate	10.69	18.40	10.93	16.60	15.47
Net Assets, end of period ($ x 1,000)	5,580	5,127	6,087	4,983	3,875

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

		Year Ended April 30,
Class Z Shares	2012	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	15.51	15.96	15.28	15.67	15.98
Investment Operations:
Investment income—net[b]	.67	.68	.69	.68	.29
Net realized and unrealized
gain (loss) on investments	1.10	(.45)	.68	(.40)	(.32)
Total from Investment Operations	1.77	.23	1.37	.28	(.03)
Distributions:
Dividends from investment income—net	(.66)	(.68)	(.69)	(.67)	(.28)
Dividends from net realized
gain on investments	(.02)	—	—	—	—
Total Distributions	(.68)	(.68)	(.69)	(.67)	(.28)
Net asset value, end of period	16.60	15.51	15.96	15.28	15.67
Total Return (%)	11.64	1.41	9.10	1.96	(.18)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74	.75	.72	.78	.78[d]
Ratio of net expenses
to average net assets	.74	.75	.72	.77	.77[d]
Ratio of net investment income
to average net assets	4.13	4.29	4.40	4.48	4.37[d]
Portfolio Turnover Rate	10.69	18.40	10.93	16.60	15.47
Net Assets, end of period ($ x 1,000)	57,818	54,006	57,175	55,649	62,102

a	From November 29, 2007 (commencement of initial offering) to April, 30, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	27

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers six series including the Dreyfus Pennsylvania Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Class B shares were subject to a CDSC imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years. The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market con-ditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	189,071,033	—	189,071,033

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $255,183, accumulated capital losses $1,018,895 and unrealized appreciation $11,614,061.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2012. If not applied, $872,907 of the carryover expires in fiscal 2013, $38,932 expires in fiscal 2015 and $107,056 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2012 and April 30, 2011 were as follows: tax exempt income $7,412,713 and $8,004,366 and ordinary income $255,944 and $0, respectively.

During the period ended April 30, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $32,996, increased accumulated net realized gain (loss) on investments by $5,925 and increased paid-in capital by $27,071. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commit-

ment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2012, the Distributor retained $9,147 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares paid and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class B and Class C shares were charged $947 and $38,449, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class B shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A, Class B and Class C shares were charged $320,067, $473 and $12,817, respectively, pursuant to the Shareholder Services Plan.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses for providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2012, Class Z shares were charged $21,566 pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $66,382 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $5,434 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $131.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $20,306 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $6,687 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $86,851, Rule 12b-1 distribution plan fees $3,385, shareholder services plan fees $27,688, custodian fees $6,304, chief compliance officer fees $2,122 and transfer agent per account fees $14,046.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2012, amounted to $19,842,512 and $25,501,550, respectively.

At April 30, 2012, the cost of investments for federal income tax purposes was $177,456,972; accordingly, accumulated net unrealized appreciation on investments was $11,614,061, consisting of $12,733,898 gross unrealized appreciation and $1,119,837 gross unrealized depreciation.

The Fund	37

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2012

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports the following regarding its fiscal year ended April 30, 2012:

—all the dividends paid from investment income-net are “exempt-
interest dividends” (not generally subject to regular federal and, for individuals who are Pennsylvania residents, Pennsylvania personal income taxes), except $22,052 that is being designated as an ordinary income distribution for reporting purposes, and

—the fund hereby designates $.0201 per share as a short-term capital gain distribution paid on December 8, 2011.

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2012 calendar year on Form 1099-DIV which will be mailed in early 2013.

The Fund	39

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
Clifford L. Alexander, Jr. (78)
Board Member (1986)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 42
———————
David W. Burke (76)
Board Member (2007)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 74
———————
Peggy C. Davis (69)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 50

Diane Dunst (72)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques
No. of Portfolios for which Board Member Serves: 17
———————
Ernest Kafka (79)
Board Member (1986)
Principal Occupation During Past 5Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
No. of Portfolios for which Board Member Serves: 17
———————
Nathan Leventhal (69)
Board Member (1989)
Principal Occupation During Past 5Years:
• Commissioner, NYC Planning Commission (March 2007-November 2011)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 40
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Warren B. Rudman, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund	41

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 72 investment companies (comprised of 156 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (73 investment companies, comprised of 183 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor. From March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 69 investment companies (comprised of 179 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 2011.

The Fund	43

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $181,872 in 2011 and $188,408 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $36,000 in 2011 and $36,000 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $22,931 in 2011 and $17,596 in 2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $421 in 2011 and $1,559 in 2012. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2011 and $0 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $21,309,173 in 2011 and $34,153,310 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 26, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	June 26, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)